UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JULY 31, 2012     (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments

July 31, 2012 (unaudited)

	Shares	Value
Common Stocks - 99.6%
Consumer Discretionary - 13.3%
Apollo Group, Inc., Class A*	5,400	$146,880
Arctic Cat, Inc.*	3,900	171,600
Bed Bath & Beyond, Inc.*	6,400	390,080
Chico’s FAS, Inc.	6,500	99,580
Coinstar, Inc.*	7,400	351,426
Dillard’s, Inc., Class A	10,400	678,392
DIRECTV, Class A*	19,200	953,472
Discovery Communications, Inc., Class A*	1,400	70,882
DISH Network Corp., Class A	11,100	341,436
Family Dollar Stores, Inc.	1,100	72,688
ITT Educational Services, Inc.*,1	3,600	139,752
Liberty Global, Inc., Class A*	8,300	438,074
Macy’s, Inc.	7,500	268,800
NIKE, Inc., Class B	1,200	112,020
Penske Automotive Group, Inc.	3,000	71,700
Ross Stores, Inc.	6,900	458,436
Scripps Networks Interactive, Inc., Class A	2,200	118,470
Sonic Automotive, Inc., Class A	4,200	71,904
Target Corp.	2,000	121,300
TJX Cos., Inc.	12,100	535,788
Total Consumer Discretionary		5,612,680
Consumer Staples - 9.7%
Andersons, Inc., The	4,800	182,256
Constellation Brands, Inc., Class A*	15,800	445,718
CVS Caremark Corp.	4,800	217,200
Kroger Co., The	14,600	323,682
Pantry, Inc., The*	6,800	96,764
Philip Morris International, Inc.	12,000	1,097,280
Procter & Gamble Co., The	3,400	219,436
Smithfield Foods, Inc.*	5,400	99,900
Spartan Stores, Inc.	5,300	91,160
Susser Holdings Corp.*	8,000	288,880
Tyson Foods, Inc., Class A	10,200	153,102
Wal-Mart Stores, Inc.	7,400	550,782
Whole Foods Market, Inc.	3,600	330,408
Total Consumer Staples		4,096,568
Energy - 11.6%
Apache Corp.	4,800	413,376
Chevron Corp.	13,400	1,468,372
ConocoPhillips	11,000	598,840
CVR Energy, Inc.*	11,700	334,152
Exxon Mobil Corp.	14,800	1,285,380

	Shares	Value
Marathon Petroleum Corp.	4,700	$222,310
Occidental Petroleum Corp.	4,000	348,120
Phillips 66	4,600	172,960
Tesoro Corp.*	2,400	66,360
Total Energy		4,909,870
Financials - 12.6%
American Financial Group, Inc.	6,400	241,344
American Safety Insurance Holdings, Ltd.*	8,000	142,800
American Tower Corp.	800	57,848
Arch Capital Group, Ltd.*	13,200	512,160
Berkshire Hathaway, Inc., Class A*	1	127,445
Berkshire Hathaway, Inc., Class B*	10,287	872,749
Capital One Financial Corp.	2,000	112,980
Chubb Corp., The	2,200	159,918
Citigroup, Inc.	3,600	97,668
Discover Financial Services	10,500	377,580
FBL Financial Group, Inc., Class A	6,800	210,460
First Cash Financial Services, Inc.*	3,700	148,370
First Citizens Bancshares, Inc., Class A	1,000	164,290
Franklin Resources, Inc.	600	68,970
Invesco Mortgage Capital, Inc.	1,600	31,664
JPMorgan Chase & Co.	10,400	374,400
KeyCorp	25,800	205,884
Pacific Capital Bancorp*	1,800	82,116
PNC Financial Services Group, Inc.	8,400	496,440
SunTrust Banks, Inc.	15,800	373,670
World Acceptance Corp.*	6,500	463,255
Total Financials		5,322,011
Health Care - 11.6%
Aetna, Inc.	1,100	39,666
AmerisourceBergen Corp.	4,400	174,680
Atrion Corp.	200	41,200
Biogen Idec, Inc.*	5,400	787,482
Express Scripts Holding Co.*	7,800	451,932
Forest Laboratories, Inc.*	10,300	345,565
Gilead Sciences, Inc.*	6,100	331,413
Humana, Inc.	7,100	437,360
Johnson & Johnson	3,200	221,504
McKesson Corp.	5,200	471,796
Medicis Pharmaceutical Corp., Class A	6,400	210,688
Pfizer, Inc.	5,200	125,008
UnitedHealth Group, Inc.	13,800	705,042
Warner Chilcott PLC, Class A*	28,600	486,200

Managers AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 11.6% (continued)
WellPoint, Inc.	1,600	$85,264
Total Health Care		4,914,800
Industrials - 8.2%
Alaska Air Group, Inc.*	12,500	435,625
Amerco, Inc.	800	74,720
Cummins, Inc.	3,800	364,420
Delta Air Lines, Inc.*	44,100	425,565
DXP Enterprises, Inc.*	5,400	238,680
FedEx Corp.	2,600	234,780
General Electric Co.	19,500	404,625
Kadant, Inc.*	5,100	105,621
Parker Hannifin Corp.	2,100	168,672
Sauer-Danfoss, Inc.	8,600	311,234
Union Pacific Corp.	3,800	465,918
United Technologies Corp.	3,000	223,320
Total Industrials		3,453,180
Information Technology - 24.7%
Apple, Inc.*	3,320	2,027,723
Avnet, Inc.*	12,400	390,600
Dell, Inc.*	24,800	294,624
Diebold, Inc.	2,200	71,170
Dolby Laboratories, Inc., Class A*	10,600	373,650
EMC Corp.*	19,000	497,990
Entegris, Inc.*	16,800	135,240
FEI Co.	7,200	343,512
Global Payments, Inc.	7,100	304,022
Google, Inc., Class A*	301	190,524
GSI Group, Inc.*	6,900	71,070
Insight Enterprises, Inc.*	10,800	181,008
Intel Corp.	28,600	735,020
International Business Machines Corp.	7,400	1,450,252
Mastercard, Inc., Class A	1,600	698,512
Microsoft Corp.	21,800	642,446
Newport Corp.*	16,600	186,750
Oracle Corp.	19,600	591,920

	Shares	Value
PC Connection, Inc.	2,700	$32,103
Visa, Inc., Class A	5,800	748,606
Zebra Technologies Corp., Class A*	13,000	449,020
Total Information Technology		10,415,762
Materials - 3.8%
AEP Industries, Inc.*	2,000	93,960
CF Industries Holdings, Inc.	2,400	469,824
Domtar Corp.	5,000	369,300
Freeport-McMoRan Copper & Gold, Inc., Class B	8,400	282,828
Graphic Packaging Holding Co.*	33,400	187,040
KapStone Paper and Packaging Corp.*	11,400	191,634
Total Materials		1,594,586
Telecommunication Services - 1.2%
AT&T, Inc.	2,800	106,176
Telephone & Data Systems, Inc.	4,348	105,352
United States Cellular Corp.*	7,000	287,840
Total Telecommunication Services		499,368
Utilities - 2.9%
AES Corp., The*	27,000	325,620
El Paso Electric Co.	16,600	561,910
NRG Energy, Inc.	6,000	118,920
Public Service Enterprise Group, Inc.	7,200	239,328
Total Utilities		1,245,778
Total Common Stocks (cost $32,924,208)		42,064,603
Other Investment Companies - 1.1%[2]
BNY Mellon Overnight Government Fund, 0.16%[3]	140,220	140,220
Dreyfus Cash Management Fund, Institutional Class Shares, 0.09%	320,027	320,027
Total Other Investment Companies (cost $460,247)		460,247
Total Investments - 100.7% (cost $33,384,455)		42,524,850
Other Assets, less Liabilities - (0.7)%		(277,826)
Net Assets - 100.0%		$42,247,024

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments

July 31, 2012 (unaudited)

	Shares	Value
Common Stocks - 100.7%
Consumer Discretionary - 12.8%
Ameristar Casinos, Inc.	37,800	$637,686
Arctic Cat, Inc.*	1,800	79,200
Ascena Retail Group, Inc.*	14,800	271,432
Bed Bath & Beyond, Inc.*	5,400	329,130
CBS Corp., Class B	6,900	230,874
Chico’s FAS, Inc.	5,200	79,664
Coinstar, Inc.*	400	18,996
Dillard’s, Inc., Class A	8,000	521,840
DIRECTV, Class A*	5,400	268,164
Foot Locker, Inc.	900	29,718
Gap, Inc., The	6,900	203,481
Home Depot, Inc., The	9,600	500,928
Hot Topic, Inc.	5,500	55,880
John Wiley & Sons, Inc., Class A	2,500	119,125
Liberty Interactive Corp., Class A*	2,500	46,825
Macy’s, Inc.	7,100	254,464
Marriott International Inc., Class A	1,200	43,704
News Corp., Class A	28,900	665,278
Regal Entertainment Group, Class A1	47,300	653,686
Sinclair Broadcast Group, Inc., Class A	60,500	617,100
TJX Cos., Inc.	5,600	247,968
Town Sports International Holdings, Inc.*	2,700	34,884
Viacom, Inc., Class B	1,500	70,065
Wyndham Worldwide Corp.	1,900	98,895
Wynn Resorts, Ltd.	800	75,000
Total Consumer Discretionary		6,153,987
Consumer Staples - 9.8%
Altria Group, Inc.	10,100	363,297
Church & Dwight Co., Inc.	2,800	161,308
Colgate-Palmolive Co.	700	75,152
CVS Caremark Corp.	3,300	149,325
Diamond Foods, Inc.[1]	21,300	346,551
Energizer Holdings, Inc.	400	31,108
Hershey Co., The	2,000	143,480
Ingredion, Inc.	1,200	62,304
Kroger Co., The	26,800	594,156
Lorillard, Inc.	1,900	244,416
Philip Morris International, Inc.	10,900	996,696
Procter & Gamble Co., The	7,100	458,234
Safeway, Inc.[1]	2,600	40,430
SUPERVALU, Inc.[1]	20,100	49,647
Walgreen Co.	3,500	127,260

	Shares	Value
Wal-Mart Stores, Inc.	3,700	$275,391
Whole Foods Market, Inc.	6,200	569,036
Total Consumer Staples		4,687,791

Energy - 10.9%
Chevron Corp.	10,800	1,183,464
ConocoPhillips	9,500	517,180
Exxon Mobil Corp.	18,700	1,624,095
Halliburton Co.	1,800	59,634
Helix Energy Solutions Group, Inc.*	6,000	107,280
Helmerich & Payne, Inc.	1,700	79,050
National Oilwell Varco, Inc.	800	57,840
Occidental Petroleum Corp.	5,100	443,853
Parker Drilling Co.*	9,200	42,596
RPC, Inc.[1]	50,400	677,880
Valero Energy Corp.	16,600	456,500
Total Energy		5,249,372
Financials - 14.5%
Aflac, Inc.	16,900	739,882
AG Mortgage Investment Trust, Inc.	1,800	40,626
Allied World Assurance Co. Holdings AG	700	52,801
Allstate Corp., The	5,900	202,370
American Express Co.	14,000	807,940
Banco Latinoamericano de Comercio Exterior SA	2,200	44,704
Bank of America Corp.	34,700	254,698
Capstead Mortgage Corp.	35,900	505,472
Citigroup, Inc.	9,300	252,309
Discover Financial Services	19,100	686,836
Dynex Capital, Inc.	6,300	65,457
Genworth Financial, Inc., Class A*	7,200	36,288
Goldman Sachs Group, Inc., The	1,700	171,530
Hospitality Properties Trust	7,600	184,452
Hudson City Bancorp, Inc.	16,600	105,410
JPMorgan Chase & Co.	12,600	453,600
KeyCorp	37,300	297,654
MetLife, Inc.	800	24,616
Morgan Stanley	4,800	65,568
Prudential Financial, Inc.	600	28,968
Regions Financial Corp.	43,700	304,152
RenaissanceRe Holdings, Ltd.	800	59,192
Republic Bancorp Inc., Class A	7,700	181,797
Simon Property Group, Inc.	1,600	256,784
Torchmark Corp.	1,700	84,575
Two Harbors Investment Corp.	44,600	511,562

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 14.5% (continued)
Washington Federal, Inc.	2,400	$38,232
Wells Fargo & Co.	15,500	524,055
Total Financials		6,981,530
Health Care - 11.2%
Aetna, Inc.	2,000	72,120
Analogic Corp.	1,400	89,628
Assisted Living Concepts, Inc., Class A	6,900	96,669
Bristol-Myers Squibb Co.	2,000	71,200
CareFusion Corp.*	1,000	24,410
HealthSouth Corp.*	4,200	94,080
Johnson & Johnson	700	48,454
McKesson Corp.	3,900	353,847
Medtronic, Inc.	20,200	796,284
Merck & Co, Inc.	22,400	989,408
PDL BioPharma, Inc.	77,300	524,867
Pfizer, Inc.	52,100	1,252,484
Skilled Healthcare Group, Inc., Class A*	20,900	113,487
UnitedHealth Group, Inc.	11,800	602,862
Universal American Corp.*	10,800	96,768
Warner Chilcott PLC, Class A*	7,500	127,500
Total Health Care		5,354,068
Industrials - 8.6%
Alaska Air Group, Inc.*	6,800	236,980
Carlisle Cos., Inc.	1,100	55,539
Danaher Corp.	3,200	168,992
Delta Air Lines, Inc.*	11,700	112,905
Forward Air Corp.	1,400	46,844
General Electric Co.	11,300	234,475
Lincoln Electric Holdings, Inc.	900	35,892
NACCO Industries, Inc., Class A	2,600	260,390
Norfolk Southern Corp.	2,000	148,100
Parker Hannifin Corp.	4,600	369,472
Roper Industries, Inc.	4,800	477,360
Sauer-Danfoss, Inc.	10,400	376,376
SeaCube Container Leasing, Ltd.	2,900	50,924
Southwest Airlines Co.	44,600	409,874
Tyco International, Ltd.	1,200	65,928
Union Pacific Corp.	6,500	796,965
United Parcel Service, Inc., Class B	1,000	75,610
United Rentals, Inc.*,1	1,200	34,692
United Technologies Corp.	2,600	193,544
Total Industrials		4,150,862
Information Technology - 22.0%
Advanced Micro Devices, Inc.*	16,300	66,178

	Shares	Value
Apple, Inc.*	3,198	$1,953,210
Black Box Corp.	5,300	141,192
Brocade Communications Systems, Inc.*	10,500	52,185
CA, Inc.	3,100	74,617
Cisco Systems, Inc.	20,100	320,595
Diebold, Inc.	2,860	92,521
Dolby Laboratories, Inc., Class A*	13,700	482,925
Electronic Arts, Inc.*	4,700	51,794
Google, Inc., Class A*	605	382,947
GSI Group, Inc.*	16,650	171,495
Hewlett-Packard Co.	2,100	38,304
Intel Corp.	5,700	146,490
International Business Machines Corp.	5,500	1,077,890
Intuit, Inc.	7,100	411,942
KLA-Tencor Corp.	13,800	702,558
Lexmark International, Inc., Class A1	3,600	62,964
Loral Space & Communications, Inc.	600	43,170
Mastercard, Inc., Class A	340	148,434
Microsoft Corp.	45,700	1,346,779
Molex, Inc.[1]	5,500	138,160
Multi-Fineline Electronix, Inc.*	3,700	96,829
Oracle Corp.	12,600	380,520
Polycom, Inc.*	4,900	42,826
Total System Services, Inc.	24,700	584,155
Visa, Inc., Class A	6,500	838,955
Western Union Co, The	8,200	142,926
Zebra Technologies Corp., Class A*	14,000	483,560
Zygo Corp.*	3,400	60,792
Total Information Technology		10,536,913
Materials - 4.0%
AEP Industries, Inc.*	1,000	46,980
CF Industries Holdings, Inc.	3,100	606,856
Eastman Chemical Co.	8,700	454,836
Huntsman Corp.	2,500	31,625
International Paper Co.	4,500	147,645
Monsanto Co.	4,000	342,480
Schweitzer-Mauduit International, Inc.	4,500	306,450
Total Materials		1,936,872
Telecommunication Services - 3.1%
AT&T, Inc.	12,500	474,000
Verizon Communications, Inc.	21,900	988,566
Total Telecommunication Services		1,462,566
Utilities - 3.8%
American Electric Power Co., Inc.	14,000	591,360
DTE Energy Co.	9,400	576,878

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities - 3.8% (continued)
Public Service Enterprise Group, Inc.	19,000	$631,560
Total Utilities		1,799,798
Total Common Stocks (cost $43,558,062)		48,313,759
	Number of Contracts
Purchased Options - 0.2%
S&P 500 Puts, 1200 Strike Price, Expiration 09/22/12 (cost $1,078,368)	245	115,150

	Shares	Value
Other Investment Companies - 4.7%[2]
BNY Mellon Overnight Government Fund, 0.16%[3]	1,870,338	$1,870,338
Dreyfus Cash Management Fund, Institutional Class Shares, 0.09%	382,539	382,539
Total Other Investment Companies (cost $2,252,877)		2,252,877
Total Investments - 105.6% (cost $46,889,307)		50,681,786
Other Assets, less Liabilities - (5.6)%		(2,675,261)
Net Assets - 100.0%		$48,006,525

Managers AMG FQ Global Alternatives Fund

Schedule of Portfolio Investments

July 31, 2012 (unaudited)

	Shares	Value
Exchange Traded Funds - 21.0%
SPDR S&P 500 ETF TRUST (cost $55,991,739)	510,618	$70,317,205

	Principal Amount
U.S. Government and Agency Obligations - 14.3%
U.S. Treasury Bills, 0.038%, 08/16/12[4,5]	$1,000,000	999,985
U.S. Treasury Bills, 0.064%, 09/20/12[4,5]	18,480,000	18,478,207
U.S. Treasury Bills, 0.119%, 12/06/12[4,5]	28,625,000	28,612,891
Total U.S. Government and Agency Obligations (cost $48,089,626)		48,091,083

	Shares
Other Investment Companies - 70.5%[2]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.09%[6]	60,612,784	60,612,784
JPMorgan Liquid Assets Money Market Fund, 0.19%	175,735,198	175,735,198
Total Other Investment Companies (cost $236,347,982)		236,347,982
Total Investments - 105.8% (cost $340,429,347)		354,756,270
Other Assets, less Liabilities - (5.8)%		(19,375,132)
Net Assets - 100.0%		$335,381,138

Managers AMG FQ Global Essentials Fund

Schedule of Portfolio Investments

July 31, 2012 (unaudited)

	Shares	Value
Exchange Traded Funds - 34.1%
iShares Barclays TIPS Bond Fund	211,834	$25,725,121
iShares iBoxx $ High Yield Corporate Bond Fund	41,255	3,783,084
Jefferies TR/J CRB Global Commodity Equity Index Fund	45,200	1,918,830
Market Vectors RVE Hard Assets Producers	56,818	1,923,857
SPDR DB International Government Inflation-Protected Bond[1]	105,890	6,380,931
Vanguard REIT	53,364	3,561,513
Total Exchange Traded Funds (cost $41,179,572)		43,293,336
Exchange Traded Notes - 10.9%
Barclays Capital, Inc., iPath Dow Jones-UBS Copper Subindex Total Return, 10/22/37	50,476	2,190,154
Barclays Capital, Inc., iPath Dow Jones-UBS Grains Subindex Total Return, 10/22/37	19,509	1,217,752
Barclays Capital, Inc., iPath Goldman Sachs Crude Oil Total Return Index, 08/07/36	58,224	1,242,500
Deutsche Bank AG, PowerShares DB Agriculture Double Long, 04/01/38	22,215	315,900
Deutsche Bank AG, PowerShares DB Gold Double Long, 02/15/38	80,155	3,934,809
Swedish Export Credit Corp., ELEMENTS Linked to the Rogers International Commodity Index - Total Return, 10/24/22	575,505	4,874,527
Total Exchange Traded Notes (cost $14,339,036)		13,775,642

	Principal Amount
U.S. Government and Agency Obligations - 7.1%
U.S. Treasury Bills, 0.119%, 12/06/12[4,5] (cost $8,995,872)	$9,000,000	8,996,274

	Shares
Other Investment Companies - 48.2%[2]
BNY Mellon Overnight Government Fund, 0.16%[3]	1,517,850	1,517,850
Dreyfus Cash Management Fund, Institutional Class Shares, 0.09%	34,507,972	34,507,972
JPMorgan Liquid Assets Money Market Fund, 0.19%	25,104,051	25,104,051
Total Other Investment Companies (cost $61,129,873)		61,129,873
Total Investments - 100.3% (cost $125,644,353)		127,195,125
Other Assets, less Liabilities - (0.3)%		(344,922)
Net Assets - 100.0%		$126,850,203

Managers Frontier Small Cap Growth Fund

Schedule of Portfolio Investments

July 31, 2012 (unaudited)

	Shares	Value
Common Stocks - 93.6%
Consumer Discretionary - 13.6%
Cheesecake Factory, Inc., The*	32,700	$1,096,104
Chico’s FAS, Inc.	139,200	2,132,544
Hanesbrands, Inc.*	11,400	342,228
Harman International Industries, Inc.	32,100	1,295,235
Imax Corp.*,1	28,800	638,208
K12, Inc.*	37,000	668,960
LKQ Corp.*	13,400	473,422
Monro Muffler Brake, Inc.[1]	12,800	423,296
rue21, Inc.*	25,600	630,784
Select Comfort Corp.*	50,000	1,300,500
Tractor Supply Co.	4,500	408,915
Vera Bradley, Inc.*	15,000	341,850
WABCO Holdings, Inc.*	33,400	1,834,328
WMS Industries, Inc.*	17,500	321,475
Total Consumer Discretionary		11,907,849
Energy - 6.8%
Abraxas Petroleum Corp.*	74,000	185,740
Carrizo Oil & Gas, Inc.*	45,000	1,134,450
Comstock Resources, Inc.*	9,000	145,620
InterOil Corp.*,1	16,000	1,370,240
KiOR, Inc., Class A*	47,700	364,428
Kodiak Oil & Gas Corp.*	9,200	76,820
Magnum Hunter Resources Corp.*	109,440	415,872
Rex Energy Corp.*	18,300	232,044
World Fuel Services Corp.	49,000	1,984,010
Total Energy		5,909,224
Financials - 9.9%
Allied World Assurance Co. Holdings AG	16,600	1,252,138
Fidelity National Financial, Inc., Class A	14,000	260,680
Green Dot Corp., Class A*	8,200	85,608
Jefferies Group, Inc.	78,700	986,898
Jones Lang LaSalle, Inc.	10,500	700,245
Raymond James Financial, Inc.	81,200	2,729,944
Waddell & Reed Financial, Inc., Class A	48,400	1,407,956
WR Berkley Corp.	32,800	1,201,464
Total Financials		8,624,933
Health Care - 14.5%
Centene Corp.*	19,800	753,192
CONMED Corp.	36,300	996,072
Cumberland Pharmaceuticals, Inc.*	42,700	260,470
Dendreon Corp.*,1	97,000	461,720
DexCom, Inc.*	65,300	718,953

	Shares	Value
Fluidigm Corp.*	15,600	$202,956
Health Management Associates, Inc., Class A*	32,000	210,560
Illumina, Inc.*	11,700	485,199
Insulet Corp.*	31,600	618,096
MAKO Surgical Corp.*	68,110	867,721
Medidata Solutions, Inc.*	18,900	669,249
MEDNAX, Inc.*	40,400	2,671,652
Momenta Pharmaceuticals, Inc.*	40,100	570,222
Myriad Genetics, Inc.*	23,700	588,945
Onyx Pharmaceuticals, Inc.*	14,200	1,064,574
Seattle Genetics, Inc.*,1	19,800	517,968
Unilife Corp.*,1	83,200	262,912
United Therapeutics Corp.*	13,100	717,618
Total Health Care		12,638,079
Industrials - 24.7%
A. O. Smith Corp.	21,100	1,042,762
Advisory Board Co., The*	30,000	1,349,700
Ameresco, Inc., Class A*	23,700	288,192
Belden, Inc.	42,500	1,365,525
Carlisle Cos., Inc.	20,400	1,029,996
CLARCOR, Inc.	20,500	991,175
HUB Group, Inc., Class A*	30,000	892,500
Insperity, Inc.	36,500	957,760
Kaman Corp.	28,900	941,562
Landstar System, Inc.	17,700	874,557
MasTec, Inc.*	134,400	2,145,024
Meritor, Inc.*	108,100	505,908
Mine Safety Appliances Co.	25,800	885,456
MRC Global, Inc.*	32,100	741,831
Navistar International Corp.*,1	20,500	504,300
Pall Corp.	10,300	550,123
Quanta Services, Inc.*	44,900	1,032,251
RPX Corp.*	34,800	436,740
Team, Inc.*	17,100	532,494
UTi Worldwide, Inc.	44,400	588,300
Waste Connections, Inc.	30,400	935,408
Watsco, Inc.	27,800	1,888,732
WESCO International, Inc.*	18,800	1,047,348
Total Industrials		21,527,644
Information Technology - 21.7%
Advent Software, Inc.*	11,900	270,844
Brightpoint, Inc.*	28,500	255,645
comScore, Inc.*	44,484	685,054

Managers Frontier Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 21.7% (continued)
Constant Contact, Inc.*	29,700	$498,069
Cymer, Inc.*	32,800	1,876,488
Cypress Semiconductor Corp.	33,500	358,115
Equinix, Inc.*	8,600	1,532,348
FactSet Research Systems, Inc.[1]	300	27,888
Fortinet, Inc.*	13,800	331,338
GT Advanced Technologies, Inc.*,1	66,400	339,968
Ingram Micro, Inc., Class A*	57,100	855,929
Intevac, Inc.*	35,900	210,733
IntraLinks Holdings, Inc.*	56,400	245,904
Jabil Circuit, Inc.	152,000	3,298,400
Jack Henry & Associates, Inc.	25,800	896,034
LogMeln, Inc.*	7,700	145,915
Microsemi Corp.*	22,700	439,472
Monster Worldwide, Inc.*	68,000	493,000
ON Semiconductor Corp.*	185,300	1,285,982
QuinStreet, Inc.*	91,900	833,533
Rogers Corp.*	7,300	261,705
Sanmina-SCI Corp.*	23,200	198,128
Synchronoss Technologies, Inc.*	14,100	269,592
Tessera Technologies, Inc.	107,720	1,556,554
VeriFone Systems, Inc.*	1,100	39,919
Verint Systems, Inc.*	9,500	265,145

	Shares	Value
Virtusa Corp.*	52,300	$792,345
Web.com Group, Inc.*	43,190	669,445
Total Information Technology		18,933,492
Materials - 0.5%
Albemarle Corp.	3,100	180,482
RTI International Metals, Inc.*	13,900	312,055
Total Materials		492,537
Telecommunication Services - 1.9%
Cogent Communications Group, Inc.*	52,100	962,287
Premiere Global Services, Inc.*	74,900	686,084
Total Telecommunication Services		1,648,371
Total Common Stocks (cost $82,727,122)		81,682,129
Other Investment Companies - 11.3%[2]
BNY Mellon Overnight Government Fund, 0.16%[3]	4,126,811	4,126,811
Dreyfus Cash Management Fund, Institutional Class Shares, 0.09%	5,725,621	5,725,621
Total Other Investment Companies (cost $9,852,432)		9,852,432
Total Investments - 104.9% (cost $92,579,554)		91,534,561
Other Assets, less Liabilities - (4.9)%		(4,305,528)
Net Assets - 100.0%		$87,229,033

Managers AMG TSCM Growth Equity Fund

Schedule of Portfolio Investments

July 31, 2012 (unaudited)

	Shares	Value
Common Stocks - 95.8%
Consumer Discretionary - 7.8%
Coach, Inc.	13,625	$672,121
Johnson Controls, Inc.	17,650	435,073
Virgin Media, Inc.	29,150	798,127
Total Consumer Discretionary		1,905,321
Consumer Staples - 6.5%
Colgate-Palmolive Co.	4,200	450,912
Costco Wholesale Corp.	5,025	483,305
Natural Grocers By Vitamin Cottage, Inc.*	32,200	653,016
Total Consumer Staples		1,587,233
Energy - 6.5%
Anadarko Petroleum Corp.	6,860	476,358
National Oilwell Varco, Inc.	7,680	555,264
Whiting Petroleum Corp.*	14,000	565,600
Total Energy		1,597,222
Financials - 10.4%
American Express Co.	6,920	399,353
American Tower Corp.	13,015	941,115
Montpelier Re Holdings, Ltd.	31,720	642,647
NASDAQ OMX Group, Inc., The	25,050	568,635
Total Financials		2,551,750
Health Care - 11.5%
Celldex Therapeutics, Inc.*	78,500	405,845
DaVita, Inc.*	14,170	1,394,611
GlaxoSmithKline PLC, ADR	11,050	508,300
Shire PLC, ADR	6,105	526,129
Total Health Care		2,834,885
Industrials - 20.2%
Albany International Corp., Class A	24,980	447,142
AMETEK, Inc.	15,890	492,590
Clean Harbors, Inc.*	12,925	782,479

	Shares	Value
Corporate Executive Board Co., The	11,450	$528,188
Danaher Corp.	10,380	548,168
Nielsen Holdings N.V.*	30,790	877,515
United Parcel Service, Inc., Class B	11,320	855,905
WESCO International, Inc.*	7,720	430,081
Total Industrials		4,962,068
Information Technology - 32.9%
Altera Corp.	12,040	426,818
Apple, Inc.*	3,139	1,917,176
ASML Holding N.V.	5,630	323,725
Broadcom Corp., Class A	13,255	449,079
eBay, Inc.*	20,080	889,544
Facebook, Inc., Class A*	1,700	36,907
Global Payments, Inc.	6,940	297,171
Google, Inc., Class A*	839	531,062
Informatica Corp.*	14,860	438,519
Mastercard, Inc., Class A	1,344	586,750
NeuStar, Inc., Class A*	22,730	804,869
QUALCOMM, Inc.	16,020	956,074
Teradata Corp.*	6,390	432,092
Total Information Technology		8,089,786
Total Common Stocks (cost $21,274,666)		23,528,265
Other Investment Companies - 1.5%[2]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.09% (cost $377,393)	377,393	377,393
Total Investments - 97.3% (cost $21,652,059)		23,905,658
Other Assets, less Liabilities - 2.7%		660,230
Net Assets - 100.0%		$24,565,888

Managers Micro-Cap Fund

Schedule of Portfolio Investments

July 31, 2012 (unaudited)

	Shares	Value
Common Stocks - 94.8%
Consumer Discretionary - 15.7%
America’s Car-Mart, Inc.*	12,094	$554,873
Amerigon, Inc.*	5,296	59,580
Arctic Cat, Inc.*	15,967	702,548
Benihana, Inc.	44,214	717,151
Big 5 Sporting Goods Corp.	22,400	168,896
Black Diamond, Inc.*	23,179	228,081
Books-A-Million, Inc.*	21,600	50,976
Cache, Inc.*	67,354	235,739
Caribou Coffee Co., Inc.*	19,700	223,989
Carrols Restaurant Group, Inc.*	14,800	80,068
Casual Male Retail Group, Inc.*	337,120	1,281,056
Chuy’s Holdings, Inc.*	25,591	445,539
Core-Mark Holding Co, Inc.	3,533	170,609
Delta Apparel, Inc.*	44,700	625,800
Destination Maternity Corp.	12,085	216,201
Einstein Noah Restaurant Group, Inc.	14,500	246,500
Famous Dave’s Of America, Inc.*	7,425	77,220
Fiesta Restaurant Group, Inc.*	12,700	195,453
Francesca’s Holdings Corp.*	11,439	359,299
Fred’s, Inc., Class A	11,250	159,750
Gordmans Stores, Inc.*	10,500	177,870
Grand Canyon Education, Inc.*	52,560	874,598
Haverty Furniture Cos, Inc.	14,450	162,996
Hibbett Sports, Inc.*	6,699	407,098
Hooker Furniture Corp.	14,285	168,420
Ignite Restaurant Group, Inc.*	29,300	400,531
iRobot Corp.*	11,997	273,052
Johnson Outdoors, Inc., Class A*	3,825	80,057
Kenneth Cole Productions, Inc., Class A*	22,935	344,942
Lifetime Brands, Inc.	6,900	88,872
Lumber Liquidators Holdings, Inc.*	22,423	948,269
M/I Homes, Inc.*	32,433	538,063
Mac-Gray Corp.	25,204	348,571
Marcus Corp.	23,525	308,648
Movado Group, Inc.	6,575	154,118
Multimedia Games Holding Co, Inc.*	12,750	180,413
Red Robin Gourmet Burgers, Inc.*	19,300	576,105
Rentrak Corp.*	13,661	255,734
RG Barry Corp.	95,186	1,267,878
Rocky Brands, Inc.*	6,325	72,991
rue21, Inc.*	20,527	505,785
Saga Communications, Inc., Class A*	2,400	81,360

	Shares	Value
Shuffle Master, Inc.*	28,532	$416,853
Smith & Wesson Holding Corp.*	26,600	268,660
SodaStream International, Ltd.*	13,800	538,338
Standard Motor Products, Inc.	23,450	329,707
Steinway Musical Instruments, Inc.*	68,349	1,684,119
Tilly’s, Inc.*	38,365	637,243
Tower International, Inc.*	9,800	84,182
True Religion Apparel, Inc.	22,100	579,904
Universal Electronics, Inc.*	75,900	955,581
West Marine, Inc.*	15,600	159,588
Zagg, Inc.*	42,500	471,750
Zumiez, Inc.*	16,344	593,778
Total Consumer Discretionary		21,735,402
Consumer Staples - 2.2%
Annie’s, Inc.*	25,017	1,019,443
Inter Parfums, Inc.	15,169	246,648
Nash Finch Co.	28,200	540,312
Natural Grocers By Vitamin Cottage, Inc.*	23,900	484,692
Omega Protein Corp.*	20,425	170,140
Pantry, Inc., The*	17,275	245,823
Spartan Stores, Inc.	17,950	308,740
Total Consumer Staples		3,015,798
Energy - 3.2%
Bolt Technology Corp.	6,000	87,300
Cal Dive International, Inc.*	139,200	225,504
GasLog, Ltd.*	39,400	390,454
GeoResources, Inc.*	10,500	351,330
Global Geophysical Services, Inc.*	76,373	448,310
Gulf Island Fabrication, Inc.	12,291	341,813
Gulfport Energy Corp.*	34,900	718,940
Mitcham Industries, Inc.*	15,200	268,584
Natural Gas Services Group, Inc.*	12,450	180,525
OYO Geospace Corp.*	7,975	755,871
Panhandle Oil And Gas, Inc., Class A	6,050	185,735
RigNet, Inc.*	22,924	428,220
TGC Industries, Inc.*	9,135	63,762
Total Energy		4,446,348
Financials - 9.9%
AMERISAFE, Inc.*	46,375	1,157,752
Associated Estates Realty Corp.	22,518	336,194
Bank of Marin Bancorp	6,850	256,327
Boston Private Financial Holdings, Inc.	26,300	247,483
Cardinal Financial Corp.	20,650	264,320
CoBiz Financial, Inc.	33,100	221,770

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 9.9% (continued)
Community Trust Bancorp, Inc.	10,161	$344,864
Compass Diversified Holdings	86,700	1,198,194
Eagle Bancorp, Inc.*	5,500	97,625
eHealth, Inc.*	40,917	751,645
Financial Engines, Inc.*	14,053	263,775
Financial Institutions, Inc.	10,075	173,290
First Merchants Corp.	20,450	291,003
Flushing Financial Corp.	24,950	352,044
Great Southern Bancorp, Inc.	2,900	88,885
Heartland Financial USA, Inc.	4,075	106,480
Home BancShares, Inc.	6,500	195,975
Kite Realty Group Trust	35,300	177,559
Lakeland Financial Corp.	12,900	332,046
LaSalle Hotel Properties	16,600	435,916
Marlin Business Services Corp.	26,763	411,080
Meadowbrook Insurance Group, Inc.	24,583	173,064
Mission West Properties, Inc.	9,894	87,166
National Bankshares, Inc.	8,500	258,570
National Interstate Corp.	28,700	751,653
Northrim BanCorp, Inc.	33,126	667,820
OceanFirst Financial Corp.	12,550	170,806
Piper Jaffray Cos*	10,900	232,279
Ramco-Gershenson Properties Trust	20,950	266,903
SeaBright Holdings, Inc.	22,200	187,146
Southside Bancshares, Inc.	11,742	244,941
SY Bancorp, Inc.	14,090	329,283
Territorial Bancorp, Inc.	7,525	176,838
United Financial Bancorp, Inc.	11,700	166,725
Urstadt Biddle Properties, Inc., Class A	9,000	170,910
Walker & Dunlop, Inc.*	20,200	255,328
Washington Banking Co.	32,300	451,554
Washington Trust Bancorp, Inc.	10,475	259,990
West Bancorporation, Inc.	9,625	97,598
Western Alliance Bancorp*	67,272	620,248
WisdomTree Investments, Inc.*	70,570	472,113
Total Financials		13,745,162
Health Care - 13.5%
ABIOMED, Inc.*	18,097	408,087
Affymax, Inc.*	48,980	794,945
Akorn, Inc.*	26,494	362,173
Albany Molecular Research, Inc.*	31,800	89,994
AMN Healthcare Services, Inc.*	41,900	244,696
Array BioPharma, Inc.*	119,400	613,716
Assisted Living Concepts, Inc., Class A	11,600	162,516

	Shares	Value
BioScrip, Inc.*	95,400	$606,744
Cantel Medical Corp.	12,862	335,955
Celldex Therapeutics, Inc.*	4,600	23,782
Conceptus, Inc.*	44,647	829,541
Cross Country Healthcare, Inc.*	37,800	172,368
Cynosure, Inc.*	13,005	325,645
DexCom, Inc.*	52,835	581,713
Dynavax Technologies Corp.*	145,298	560,850
Endologix, Inc.*	62,143	730,180
Ensign Group, Inc., The	6,175	173,209
Exactech, Inc.*	37,500	620,625
Fluidigm Corp.*	35,033	455,779
Genomic Health, Inc.*	19,027	638,736
Greenway Medical Technologies*	43,996	602,305
HealthStream, Inc.*	50,321	1,405,969
Insulet Corp.*	54,284	1,061,795
Meridian Bioscience, Inc.	18,700	312,477
Metropolitan Health Networks, Inc.*	26,650	224,660
MWI Veterinary Supply, Inc.*	5,651	514,750
Natus Medical, Inc.*	25,900	320,124
Novadaq Technologies, Inc.*	22,200	176,490
Optimer Pharmaceuticals, Inc.*	39,400	538,204
OraSure Technologies, Inc.*	66,212	702,509
Pozen, Inc.*	13,400	84,554
Rigel Pharmaceuticals, Inc.*	12,200	133,468
RTI Biologics, Inc.*	44,500	158,420
Sagent Pharmaceuticals, Inc.*	14,304	278,928
Staar Surgical Co.*	26,446	135,932
SurModics, Inc.*	9,700	154,618
Synergetics USA, Inc.*	38,150	190,369
US Physical Therapy, Inc.	50,476	1,295,719
Utah Medical Products, Inc.	2,400	81,264
Vocera Communications, Inc.*	49,508	1,328,795
Young Innovations, Inc.	5,047	182,146
Total Health Care		18,614,750
Industrials - 19.6%
Acacia Research Corp.*	44,200	1,251,302
ACCO Brands Corp.*	94,400	799,568
Air Transport Services Group, Inc.*	136,000	656,880
Alamo Group, Inc.	5,359	153,428
Allied Defense Group Inc, The*,7	38,600	121,590
Apogee Enterprises, Inc.	11,320	183,271
Asta Funding, Inc.	48,800	454,816
Astronics Corp.*	17,794	535,244
AZZ, Inc.	56,400	1,732,044

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 19.6% (continued)
CAI International, Inc.*	17,725	$366,553
Capstone Turbine Corp.*	375,813	390,846
Cascade Corp.	6,875	323,881
Celadon Group, Inc.	20,482	305,796
Chart Industries, Inc.*	12,800	830,208
Columbus McKinnon Corp.*	100,500	1,478,355
CRA International, Inc.*	17,250	267,202
Ducommun, Inc.*	27,600	272,136
Dynamic Materials Corp.	23,138	386,636
Echo Global Logistics, Inc.*	30,164	544,159
Encore Capital Group, Inc.*	33,117	927,276
Ennis, Inc.	44,350	635,979
Exponent, Inc.*	6,430	332,367
Furmanite Corp.*	55,300	247,744
G&K Services, Inc., Class A	8,050	253,656
Gibraltar Industries, Inc.*	16,175	153,986
GP Strategies Corp.*	9,349	159,961
Graham Corp.	31,980	545,259
Greenbrier Cos, Inc.*	37,300	607,990
Heidrick & Struggles International, Inc.	10,200	136,476
Heritage-Crystal Clean, Inc.*	21,353	373,250
Hurco Cos, Inc.*	24,421	498,188
InnerWorkings, Inc.*	27,910	334,641
Interface, Inc.	50,300	666,978
KEYW Holding Corp, The*	44,600	491,046
Kimball International, Inc.	9,100	85,085
LB Foster Co.	13,150	389,108
LMI Aerospace, Inc.*	9,900	178,497
Manitex International, Inc.*	33,781	279,707
Marten Transport, Ltd.	20,325	364,834
Met-Pro Corp.	27,725	250,911
Michael Baker Corp.*	13,000	327,860
Miller Industries, Inc.	15,875	260,667
Multi-Color Corp.	7,725	150,174
MYR Group, Inc.*	79	1,289
NN, Inc.*	55,450	499,050
Old Dominion Freight Line, Inc.*	6,150	260,760
Orion Marine Group, Inc.*	20,200	146,046
PGT, Inc.*	152,400	448,056
Pike Electric Corp.*	22,600	193,682
Proto Labs, Inc.*	22,002	832,336
RBC Bearings, Inc.*	14,939	699,743
Saia, Inc.*	15,166	342,752
SeaCube Container Leasing, Ltd.	25,000	439,000

	Shares	Value
Standard Parking Corp.*	11,721	$248,602
Sun Hydraulics Corp.	31,150	703,367
Thermon Group Holdings, Inc.*	17,207	369,606
Titan International, Inc.	10,884	224,972
Universal Truckload Services, Inc.	11,475	170,863
US Ecology, Inc.	18,071	352,384
US Home Systems, Inc.	8,600	78,346
Vitran Corp, Inc.*	29,472	136,750
Wabash National Corp.*	43,395	294,218
WageWorks, Inc.*	50,600	718,014
Zipcar, Inc.*	18,333	191,213
Total Industrials		27,056,604
Information Technology - 25.1%
Active Network, Inc., The*	38,842	551,168
Actuate Corp.*	50,938	329,059
Allot Communications, Ltd.*	11,408	280,409
American Software Inc., Class A	31,350	252,681
Anaren, Inc.*	17,425	349,720
Angie’s List, Inc.*	69,013	897,169
Aspen Technology, Inc.*	27,100	633,598
Audience, Inc.*	32,466	586,011
AuthenTec, Inc.*,1	27,400	230,160
Blucora, Inc.*	15,775	240,569
Brightcove, Inc.*	24,957	369,613
Cohu, Inc.	18,025	155,015
Commtouch Software, Ltd.*	33,500	98,490
Computer Task Group, Inc.*	66,750	995,243
comScore, Inc.*	25,100	386,540
Constant Contact, Inc.*	10,984	184,202
Cornerstone OnDemand, Inc.*	58,555	1,392,438
CTS Corp.	35,500	315,950
Datalink Corp.*	33,300	262,071
Demandware, Inc.*	26,865	660,073
Digi International, Inc.*	33,383	305,454
Digimarc Corp.	3,100	75,299
DSP Group, Inc.*	41,400	239,292
E2open, Inc.*	20,400	257,652
Ellie Mae, Inc.*	81,530	1,671,365
EPAM Systems, Inc.*	36,361	583,231
ePlus, Inc.*	2,600	88,348
ExlService Holdings, Inc.*	22,383	551,741
FARO Technologies, Inc.*	14,323	616,319
Globecomm Systems, Inc.*	32,600	331,868
Glu Mobile, Inc.*	92,100	442,080
GSI Group, Inc.*	14,000	144,200

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 25.1% (continued)
Hackett Group Inc, The*	15,200	$71,592
hiSoft Technology International, Ltd., ADR*	33,426	377,045
Imperva, Inc.*	37,767	997,049
Interactive Intelligence Group, Inc.*	38,900	1,014,512
IXYS Corp.*	28,712	289,991
Kenexa Corp.*	19,950	475,009
Lionbridge Technologies, Inc.*	34,200	105,336
LivePerson, Inc.*	72,282	1,351,673
LogMeln, Inc.*	7,089	134,337
LTX-Credence Corp.*	26,200	153,532
M/A-COM Technology Solutions Holdings, Inc.*	24,518	433,723
Market Leader, Inc.*	39,067	208,618
Methode Electronics, Inc.	38,668	340,278
Monolithic Power Systems, Inc.*	20,602	399,267
Multi-Fineline Electronix, Inc.*	3,075	80,473
NIC, Inc.	76,000	1,022,960
NQ Mobile, Inc., ADR*	25,930	194,994
PC Connection, Inc.	16,246	193,165
Procera Networks, Inc.*	24,986	636,643
Proofpoint, Inc.*	43,800	605,316
PROS Holdings, Inc.*	3,923	54,687
Radisys Corp.*	26,225	89,427
RDA Microelectronics, Inc., ADR*	29,803	297,434
Responsys, Inc.*	78,119	871,027
Rubicon Technology, Inc.*	24,800	249,240
SciQuest, Inc.*	31,444	535,177
ServiceSource International, Inc.*	15,096	170,283
Sierra Wireless, Inc.*	35,011	328,053
Sourcefire, Inc.*	53	2,706
SPS Commerce, Inc.*	25,947	839,385
Stamps.Com, Inc.*	27,598	583,698
STEC, Inc.*	21,600	174,312
Symmetricom, Inc.*	29,242	175,160
Tangoe, Inc.*	67,848	1,302,003
TechTarget, Inc.*	15,900	65,349
Tessco Technologies, Inc.	52,400	982,500
TNS, Inc.*	28,700	485,891
Tyler Technologies, Inc.*	36,500	1,424,230
Velti PLC*	62,731	341,884
Virtusa Corp.*	21,725	329,134

	Shares	Value
Vishay Precision Group, Inc.*	12,450	$169,320
Volterra Semiconductor Corp.*	31,232	717,711
Xyratex, Ltd.	84,100	994,903
Total Information Technology		34,746,055
Materials - 4.1%
American Vanguard Corp.	25,930	606,503
Koppers Holdings, Inc.	32,239	1,061,953
Landec Corp.*	49,300	393,907
Materion Corp.	13,775	270,404
Myers Industries, Inc.	24,200	397,848
Omnova Solutions, Inc.*	116,800	850,304
Penford Corp.*	10,300	81,267
Spartech Corp.*	35,650	181,459
UFP Technologies, Inc.*	4,925	80,622
Universal Stainless & Alloy*	50,050	1,707,706
Total Materials		5,631,973
Telecommunication Services - 0.8%
IDT Corp.	18,300	185,196
Premiere Global Services, Inc.*	39,100	358,156
Shenandoah Telecommunications Co.	12,400	195,300
Towerstream Corp.*	108,900	432,333
Total Telecommunication Services		1,170,985
Utilities - 0.7%
Chesapeake Utilities Corp.	7,675	351,054
Unitil Corp.	21,000	557,760
Total Utilities		908,814
Total Common Stocks (cost $111,534,802)		131,071,891
Exchange Traded Funds - 0.2%
SPDR S&P Regional Banking ETF (cost $254,534)	12,200	328,302
Other Investment Companies - 3.8%[2]
BNY Mellon Overnight Government Fund, 0.16%[3]	561,385	561,385
Dreyfus Cash Management Fund, Institutional Class Shares, 0.09%	4,678,126	4,678,126
Total Other Investment Companies (cost $5,239,511)		5,239,511
Total Investments - 98.8% (cost $117,028,847)		136,639,704
Other Assets, less Liabilities - 1.2%		1,659,420
Net Assets - 100.0%		$138,299,124

Managers Real Estate Securities Fund

Schedule of Portfolio Investments

July 31, 2012 (unaudited)

	Shares	Value
Common Stocks - 1.0%
Orient-Express Hotels, Ltd., Class A (Hotels) (cost $1,452,966)*	160,593	$1,464,608
REITs - 94.8%
Apartments - 20.4%
American Campus Communities, Inc.	37,830	1,802,978
Apartment Investment & Management Co.	25,310	694,253
Avalonbay Communities, Inc.	25,280	3,718,435
BRE Properties, Inc.	29,400	1,548,792
Camden Property Trust	36,410	2,596,397
Colonial Properties Trust	77,940	1,765,341
Equity Residential	114,300	7,236,333
Essex Property Trust, Inc.	23,220	3,653,899
Home Properties, Inc.	24,690	1,619,911
UDR, Inc.	169,920	4,521,571
Total Apartments		29,157,910
Diversified - 8.9%
Digital Realty Trust, Inc.	62,570	4,884,840
Duke Realty Corp.	133,580	1,931,567
Liberty Property Trust	46,150	1,674,784
Vornado Realty Trust	51,420	4,293,570
Total Diversified		12,784,761
Health Care - 14.3%
HCP, Inc.	124,530	5,879,061
Health Care REIT, Inc.	107,530	6,691,592
Senior Housing Properties Trust	29,150	663,163
Ventas, Inc.	107,550	7,232,737
Total Health Care		20,466,553
Hotels - 5.0%
DiamondRock Hospitality Co.	78,010	737,975
Host Hotels & Resorts, Inc.	222,980	3,273,346
LaSalle Hotel Properties	20,070	527,038
Pebblebrook Hotel Trust	20,030	455,082
RLJ Lodging Trust	97,510	1,716,176
Sunstone Hotel Investors, Inc.*	44,900	449,449
Total Hotels		7,159,066
Office Properties - 13.0%
Alexandria Real Estate Equities, Inc.	41,150	3,023,702
Boston Properties, Inc.	53,450	5,927,605
Brandywine Realty Trust	9,740	115,711

	Shares	Value
CommonWealth REIT	129,880	$2,369,011
Hudson Pacific Properties, Inc.	36,220	643,992
Mack-Cali Realty Corp.	87,900	2,354,841
Piedmont Office Realty Trust, Inc.	48,340	824,680
SL Green Realty Corp.	42,930	3,380,737
Total Office Properties		18,640,279
Regional Malls - 14.4%
General Growth Properties, Inc.	124,200	2,250,504
Macerich Co., The	72,130	4,213,113
Simon Property Group, Inc.	65,440	10,502,466
Tanger Factory Outlet Centers	81,240	2,615,928
Taubman Centers, Inc.	13,760	1,066,675
Total Regional Malls		20,648,686
Shopping Centers - 6.8%
Acadia Realty Trust	26,040	623,398
DDR Corp.	221,990	3,338,730
Equity One, Inc.	25,980	563,506
Excel Trust, Inc.	24,810	303,674
Kimco Realty Corp.	182,590	3,558,679
Regency Centers Corp.	26,480	1,267,068
Total Shopping Centers		9,655,055
Single Tenant - 1.4%
National Retail Properties, Inc.	64,900	1,914,550
Storage - 6.0%
Public Storage	57,550	8,572,072
Warehouse /Industrials - 4.6%
First Industrial Realty Trust, Inc.*	5,990	76,313
Prologis, Inc.	202,160	6,535,833
Total Warehouse /Industrials		6,612,146
Total REITs (cost $122,124,992)		135,611,078
Other Investment Companies - 5.5%[2]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.09% (cost $7,867,130)	7,867,130	7,867,130
Total Investments - 101.3% (cost $131,445,088)		144,942,816
Other Assets, less Liabilities - (1.3)%		(1,853,868)
Net Assets - 100.0%		$143,088,948

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments

July 31, 2012 (unaudited)

	Principal Amount	Value
Municipal Bonds - 96.4%
Alvord, CA Unified School District General Obligation, Election 2007, Series A, 5.000%, 08/01/23 (AGM Insured)	$285,000	$327,687
Alvord, CA Unified School District General Obligation, Series A, 5.900%, 02/01/17 (National Insured)	110,000	127,838
Alvord, CA Unified School District General Obligation, Series A, 5.900%, 02/01/24 (National Insured)	225,000	278,635
Bakersfield, CA City School District, Series A, 5.250%, 11/01/21 (AGM Insured)	110,000	122,201
Bakersfield, CA Wastewater Revenue, Series A, 5.000%, 09/15/19 (AGM Insured)	175,000	204,773
Bakersfield, CA Wastewater Revenue, Series A, 5.000%, 09/15/22 (AGM Insured)	200,000	229,564
Barstow, CA Unified Unified School District General Obligation, Election 2001, Series B, 5.000%, 08/01/24 (National Insured)	375,000	391,042
Bay Area, CA Toll Authority Toll Bridge Revenue, Series F, 5.000%, 04/01/17	20,000	23,664
Bay Area, CA Toll Authority Toll Bridge Revenue, Series F, 5.000%, 04/01/22	35,000	39,885
Benicia, CA Unified School District General Obligation, 4.000%, 08/01/19	100,000	112,716
Bonita, CA Unified School District, Election 2004, Series B, 5.000%, 08/01/16 (FGIC Insured)	50,000	57,263
Butte-Glenn Counties, CA Community College District General Obligation, Series B, 5.000%, 08/01/23 (National Insured)	325,000	358,488
California Resource Efficiency Financing Authority, Series A, 5.000%, 07/01/23 (AMBAC Insured)	50,000	52,174
California State Department of Water Resources, Water System Revenue, Series A, 5.000%, 12/01/20	25,000	30,394
California State Public Works Board, Series A, 6.000%, 04/01/24	500,000	607,775
California State Public Works Board, Series B, 5.250%, 03/01/19 (AMBAC Insured)	200,000	200,646
California State Public Works Board, Series C, 4.500%, 06/01/17	50,000	58,485
Carlsbad, CA Unified School District General Obligation, Election 2006, Series A, 5.000%, 08/01/21 (National Insured)	20,000	22,777
Carlsbad, CA Unified School District General Obligation, Series B, 5.250%, 05/01/25	70,000	82,543
Centinela Valley Union High School District, Series A, 5.500%, 02/01/24 (National Insured)	100,000	120,265
Central Marin, CA Sanitation Agency Revenue, 5.000%, 09/01/21 (National Insured)	100,000	110,409
Central, CA Unified School District General Obligation, 5.000%, 07/01/21 (National Insured)	75,000	79,717
Central, CA Unified School District General Obligation, 5.000%, 08/01/22 (Assured Guaranty)	25,000	29,180
Central, CA Unified School District General Obligation, 5.000%, 07/01/23 (National Insured)	25,000	26,399
Cerritos, CA Community College General Obligation, Election 2004, Series C, 5.250%, 08/01/25	15,000	17,611
Citrus, CA Community College District General Obligation, Election 2004, Series B, 5.000%, 06/01/22 (National Insured)	20,000	22,395
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/23 (National Insured)	125,000	135,789
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/25 (National Insured)	250,000	268,790
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/27 (National Insured)	20,000	21,432
Clovis, CA Unified School District General Obligation, Election 2004, Series B, 5.000%, 08/01/23 (National Insured)	115,000	135,541
Clovis, CA Unified School District General Obligation, Election 2004, Series B, 5.000%, 08/01/25 (National Insured)	65,000	70,625
Corona-Norca, CA Unified School District, Election 2006, Series A, 5.000%, 08/01/25 (AGM Insured)	50,000	55,414
Covina-Valley, CA Unified School District, Election 2006, Series A, 5.000%, 08/01/21 (National Insured)	410,000	435,707
Desert Sands, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/16	50,000	57,706
Desert Sands, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/26	175,000	200,053
Desert Sands, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/27	245,000	278,754
Desert Sands, CA Unified School District General Obligation, Election 2001, 5.500%, 08/01/28	25,000	28,970
Desert Sands, CA Unified School District, Election 2001, 5.000%, 06/01/22 (AMBAC Insured)	40,000	45,013
Eastern, CA Municipal Water District, Water & Sewer Revenue, Series A, 5.000%, 07/01/21 (National Insured)	330,000	370,900

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 96.4% (continued)
El Monte, CA City School District General Obligation, Election 2004, Series A, 4.250%, 05/01/15 (FGIC Insured)	$150,000	$163,675
El Monte, CA Union High School District General Obligation, Election 2002, Series C, 5.000%, 06/01/21 (AGM Insured)	40,000	46,307
Fairfield-Suisun, CA Unified School District General Obligation, 5.000%, 08/01/27 (National Insured)	100,000	101,000
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.000%, 08/01/24 (National Insured)	565,000	600,951
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.250%, 08/01/23 (National Insured)	240,000	256,980
Fairfield-Suisun, CA Unified School District, Election 2002, 5.250%, 08/01/16 (National Insured)	70,000	76,195
Fresno County, CA Unified School District General Obligation, Series C, 5.900%, 08/01/22 (National Insured)	25,000	30,577
Golden West, CA Schools Financing Authority General Obligation, 5.250%, 09/01/24 (National Insured)	365,000	471,281
Grossmont, CA Union High School District General Obligation, 5.000%, 08/01/23 (National Insured)	85,000	96,627
Grossmont-Cuyamaca, CA Community College District General Obligation, Series C, 5.000%, 08/01/24 (Assured Guaranty)	50,000	57,822
Hemet, CA Unified School District General Obligation, Series A, 5.000%, 08/01/22 (AGM Insured)	125,000	137,070
Imperial, CA Irrigation District Electric System Revenue, Series A, 5.250%, 11/01/24	100,000	114,621
Long Beach, CA Unified School District General Obligation Refunding, Series A, 5.000%, 08/01/25	30,000	35,238
Long Beach, CA Unified School District General Obligation, Series A, 5.500%, 08/01/26	85,000	100,433
Los Angeles County, CA Metropolitan Transportation Authority Sales Tax Revenue, Proposition C, Series E, 5.000%, 07/01/25	35,000	41,202
Los Angeles County, CA Public Works Financing Authority, 5.000%, 10/01/15 (National Insured)	15,000	17,079
Los Angeles County, CA Public Works Financing Authority Revenue, Series A, 5.250%, 10/01/16 (AGM Insured)	25,000	29,668
Los Angeles County, CA Sanitation Districts Financing Authority Capital Projects Revenue, 5.000%, 10/01/23 (FGIC Insured)	80,000	88,847
Los Angeles, CA Harbor Department Revenue, Series A, 4.000%, 08/01/17	25,000	29,069
Los Angeles, CA Harbor Department Revenue, Series B, 5.000%, 08/01/20 (National Insured)	275,000	312,356
Los Angeles, CA Municipal Improvement Corp. Lease Revenue, Police Headquarters Facility, Series A, 5.000%, 01/01/25 (FGIC Insured)	780,000	846,674
Los Angeles, CA Municipal Improvement Corp. Lease Revenue, Real Property, Series B, 4.750%, 09/01/26	100,000	107,297
Los Angeles, CA Municipal Improvement Corp. Lease Revenue, Series A, 5.000%, 09/01/24	100,000	111,269
Los Angeles, CA Municipal Improvement Corp. Lease Revenue, Series B1, 5.000%, 08/01/26 (FGIC Insured)	200,000	210,508
Los Angeles, CA Municipal Improvement Corp. Lease Revenue, Series C, 5.000%, 09/01/18	300,000	350,325
Los Angeles, CA Municipal Improvement Corp. Revenue, Series B1, 5.000%, 08/01/21 (FGIC Insured)	125,000	133,234
Los Angeles, CA Municipal Improvement Corp. Revenue, Series B1, 5.000%, 08/01/23 (FGIC Insured)	50,000	53,080
Los Angeles, CA Municipal Improvement Lease Revenue, Capital Equipment, Series A, 5.000%, 09/01/16	160,000	182,205
Los Angeles, CA Municipal Improvement Lease Revenue, Capital Equipment, Series A, 5.000%, 09/01/23	640,000	714,387
Los Angeles, CA Municipal Improvement Revenue, Capital Equipment, Series 2008 A, 5.000%, 09/01/25	50,000	55,488
Los Angeles, CA Unified School District General Obligation, Election 2004, Series G, 5.000%, 07/01/24 (AMBAC Insured)	35,000	39,366
Monrovia, CA Unified School District General Obligation, Election 2006, Series B, 5.250%, 08/01/25 (FSA Insured)	30,000	34,455
Montebello, CA Unified School District General Obligation, Election 2004, 4.200%, 08/01/22 (National Insured)	100,000	104,846
Moreland, CA School District General Obligation, Series A, 5.000%, 08/01/15 (AMBAC Insured)	50,000	55,214
Moreno Valley, CA Unified School District, 5.000%, 08/01/17 (National Insured)	50,000	57,430
Moreno Valley, CA Unified School District General Obligation, 5.000%, 08/01/16 (National Insured)	25,000	28,287
Orange County, CA Sanitation District COP, Series A, 5.000%, 02/01/22	135,000	161,093
Peralta, CA Community College District General Obligation, Election 2006, Series B, 5.250%, 08/01/22 (AGM Insured)	45,000	51,184

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 96.4% (continued)
Peralta, CA Community College District General Obligation, Series A, 5.000%, 08/01/24 (National Insured)	$50,000	$55,508
Perris, CA Union High School District General Obligation, Election 2004, Series A, 5.000%, 09/01/26 (FGIC Insured)	15,000	15,857
Placentia-Yorba Linda, CA Unified School District General Obligation, Election 2002, Series B, 5.500%, 08/01/27 (FGIC Insured)	65,000	70,344
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/17 (National Insured)	10,000	11,682
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/22 (National Insured)	30,000	33,368
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/26 (National Insured)	275,000	301,493
Port of Oakland, CA Revenue, Series C, 5.000%, 11/01/15 (National Insured)	310,000	346,320
Port of Oakland, CA Revenue, Series C, 5.000%, 11/01/17 (National Insured)	275,000	321,244
Port of Oakland, CA Series B, 5.000%, 11/01/16 (National Insured)	255,000	292,128
Port of Oakland, CA Series B, 5.000%, 11/01/21 (National Insured)	625,000	697,419
Port of Oakland, CA Series B, 5.000%, 11/01/24 (National Insured)	75,000	82,839
Puerto Rico Sales Tax Financing Corp. Revenue, Prerefunded, Series 2009 A, 5.000%, 08/01/18	20,000	24,880
Puerto Rico Sales Tax Financing Corp. Revenue, Unrefunded Balance, Series 2009 A, 5.000%, 08/01/18	50,000	57,883
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A, 4.375%, 08/01/20	685,000	755,534
Rescue, CA Union School District General Obligation, 5.000%, 09/01/21 (National Insured)	25,000	30,319
Rescue, CA Union School District General Obligation, 5.000%, 07/01/23 (National Insured)	50,000	61,176
Riverside, CA Community College District, 5.000%, 08/01/24 (AGM Insured)	35,000	38,879
Rosemead, CA School District General Obligation, Election 2000, Series B, 5.125%, 08/01/27 (FGIC Insured)	25,000	25,500
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/24 (AGM Insured)	150,000	173,920
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/25 (AGM Insured)	55,000	62,942
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/26 (AGM Insured)	145,000	165,055
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.500%, 08/01/28 (AGM Insured)	125,000	143,565
Roseville, CA Joint Union High School District General Obligation, Election 2004, Series A, 5.000%, 08/01/26 (FGIC Insured)	120,000	127,758
Sacramento, CA Municipal Utility District Electric Revenue, Series K, 5.250%, 07/01/24 (AMBAC Insured)	145,000	181,386
Sacramento, CA Municipal Utility District Unrefunded Balance Revenue, Series R, 5.000%, 08/15/18 (National Insured)	45,000	47,075
San Bernardino, CA Community College District General Obligation, Election 2008, Series A, 6.375%, 08/01/26	480,000	596,846
San Bernardino, CA Community College District General Obligation, Series C, 5.000%, 08/01/26 (AGM Insured)	175,000	196,850
San Bernardino, CA Community College District, Election 2008, Series A, 6.250%, 08/01/23	620,000	778,918
San Diego, CA Public Facilities Financing Authority Sewer Revenue, Series B, 5.000%, 05/15/21	50,000	60,671
San Diego, CA Public Facilities Financing Authority Water Revenue, Series B, 5.000%, 08/01/20	30,000	36,947
San Diego, CA Unified Port District Revenue, Series B, 5.000%, 09/01/23 (National Insured)	325,000	344,194
San Francisco, CA City & County Airports Commission Revenue, Second Series Issue 32F, 5.250%, 05/01/17 (FGIC Insured)	465,000	551,829
San Francisco, CA City & County Airports Commission Revenue, Second Series, Issue 34F, 5.000%, 05/01/16 (Assured Guaranty)	95,000	109,024
San Francisco, CA City and County General Obligation, Laguna Honda Hospital, Series R3, 5.000%, 06/15/23	50,000	55,070
San Francisco, CA City & County Unified School District General Obligation, Election 2003, Series C, 5.000%, 06/15/22 (National Insured)	55,000	63,301
San Juan, CA Unified School District General Obligation, Election 2002, Series A, 5.000%, 08/01/16 (National Insured)	150,000	162,627
Santa Ana, CA Unified School District General Obligation, Series A, 5.250%, 08/01/26	500,000	559,845
Santa Ana, CA Unified School District, Election 2008, Series A, 5.250%, 08/01/25	1,300,000	1,462,422

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 96.4% (continued)
Santa Clara County, CA East Side Union High School District General Obligation, Election 2002, Series D, 5.000%, 08/01/19 (XLCA Insured)	$330,000	$350,318
Santa Clara County, CA East Side Union High School District General Obligation, Election 2002, Series H, 5.000%, 08/01/19 (Assured Guaranty)	100,000	118,481
Santa Clara County, CA East Side Union High School District General Obligation, Series A, 4.000%, 09/01/18 (AMBAC Insured)	75,000	82,436
Santa Clara County, CA East Side Union High School District General Obligation, Series B, 5.100%, 02/01/16 (National Insured)	250,000	283,637
Santa Clara County, CA East Side Union High School District General Obligation, Series B, 5.100%, 02/01/22 (National Insured)	500,000	598,060
Santa Clara County, CA East Side Union High School District General Obligation, Series B, 5.250%, 02/01/24 (National Insured)	40,000	49,353
Santa Clara County, CA Financing Authority Lease Revenue, Series A, 5.000%, 11/15/21	185,000	216,184
Santa Clara County, CA San Jose Unified School District General Obligation, Election 2002, Series C, 5.000%, 08/01/24 (FGIC Insured)	200,000	223,168
Santa Rosa, CA High School District, Election of 2002, 5.000%, 08/01/19 (National Insured)	100,000	102,430
Sierra Sands, CA Unified School District General Obligation, Series A, 5.000%, 11/01/22 (FGIC Insured)	50,000	54,455
Sierra, CA Joint Community College District, School Facilities District No. 1, Election 2004, 5.000%, 08/01/24 (National Insured)	100,000	110,286
Sierra, CA Joint Community College District, School Facilities District No. 1, Election 2004, 5.000%, 08/01/25 (National Insured)	100,000	109,455
Solano County, CA Community College District, 4.000%, 08/01/15 (National Insured)	25,000	27,448
Solano County, CA Community College District, 5.000%, 08/01/16 (National Insured)	40,000	45,062
Sonoma County, CA Junior College District General Obligation, Series D, 5.000%, 08/01/16	15,000	17,459
South Western, CA Community College District General Obligation, 5.000%, 08/01/23 (National Insured)	285,000	323,714
Southern California Public Power Authority Revenue, Southern Transmission Project, Series B, 5.750%, 07/01/24	75,000	90,049
Sweetwater, CA Authority Water Revenue, 5.000%, 04/01/17 (AMBAC Insured)	50,000	55,757
Tahoe-Truckee, CA Unified School District General Obligation, 5.500%, 08/01/19 (National Insured)	75,000	95,248
Tracy, CA Joint Unified School District General Obligation, Election 2006, 5.000%, 08/01/25 (Assured Guaranty)	100,000	107,281
Tustin, CA Unified School District No. 2002-1 General Obligation, Election 2002, Series B, 4.250%, 06/01/15 (AMBAC Insured)	50,000	54,754
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/16 (National Insured)	120,000	132,365
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/17 (National Insured)	40,000	43,764
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/22 (National Insured)	15,000	16,288
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/25 (AMBAC Insured)	350,000	378,128
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/26 (AMBAC Insured)	85,000	91,508
Val Verde, CA Unified School District General Obligation, Election 2008, Series A, 5.500%, 08/01/22	100,000	115,043
Val Verde, CA Unified School District General Obligation, Election 2008, Series A, 5.500%, 08/01/24	615,000	699,501
West Contra Costa, CA Unified School District General Obligation, Election 2005, Series B, 6.000%, 08/01/21	75,000	97,219
Wiseburn, CA School District, Class A, 5.000%, 08/01/16 (National Insured)	75,000	83,805

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 96.4% (continued)
Yosemite, CA Community College District General Obligation, Election 2004, Series A, 5.000%, 08/01/22 (FGIC Insured)	$515,000	$576,434
Yuba, CA Community College District General Obligation, Election 2006, Series A, 5.000%, 08/01/23 (AMBAC Insured)	90,000	101,042
Yuba, CA Community College District General Obligation, Election 2006, Series A, 5.000%, 08/01/24 (AMBAC Insured)	25,000	27,930
Total Municipal Bonds (cost $24,425,680)		26,523,240

	Shares
Other Investment Companies - 2.0%[2]
BlackRock Liquidity Funds, California Money Fund - Institutional Class Shares, 0.01% (cost $549,934)	549,934	549,934
Total Investments - 98.4% (cost $24,975,614)[8]		27,073,174
Other Assets, less Liabilities - 1.6%		445,013
Net Assets - 100.0%		$27,518,187

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At July 31, 2012, the approximate cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers AMG FQ Tax-Managed U.S. Equity Fund	$33,384,455	$10,041,580	$(901,185)	$9,140,395
Managers AMG FQ U.S. Equity Fund	47,030,669	5,824,231	(2,173,114)	3,651,117
Managers AMG FQ Global Alternatives Fund	340,429,346	14,326,924	—	14,326,924
Managers AMG FQ Global Essentials Fund	125,771,668	2,596,776	(1,173,319)	1,423,457
Managers Frontier Small Cap Growth Fund	93,055,640	9,391,734	(10,912,813)	(1,521,079)
Managers AMG TSCM Growth Equity Fund	21,758,062	2,883,584	(735,988)	2,147,596
Managers Micro-Cap Fund	117,829,616	25,274,003	(6,463,915)	18,810,088
Managers Real Estate Securities Fund	132,714,055	12,665,590	(436,829)	12,228,761
Managers California Intermediate Tax-Free Fund	24,975,614	2,101,080	(3,520)	2,097,560

*	Non-income-producing security.
[1]	Some or all of these shares were out on loan to various brokers as of July 31, 2012, amounting to:

Fund	Market Value	% of Net Assets
Managers AMG FQ Tax-Managed U.S. Equity Fund	$132,764	0.3%
Managers AMG FQ U.S. Equity Fund	1,782,901	3.7%
Managers AMG FQ Global Essentials Fund	1,494,448	1.2%
Managers Frontier Small Cap Growth Fund	3,855,647	4.4%
Managers Micro-Cap Fund	545,160	0.4%

[2]	Yield shown for each investment company represents the July 31, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]	Indicates yield to maturity at July 31, 2012
[5]	Some or all of these securities were held as collateral for futures contracts as of July 31, 2012, amounting to:

Fund	Market Value	% of Net Assets
Managers AMG FQ Global Alternatives Fund	$48,091,083	14.3%
Managers AMG FQ Global Essentials Fund	8,996,274	7.1%

Notes to Schedules of Portfolio Investments (continued)

[6]	A portion of this investment is held in a segregated account as collateral for forward foreign currency contracts as of July 31, 2012, amounting to:

Fund	Market Value	% of Net Assets
Managers AMG FQ Global Alternatives Fund	$14,240,000	4.2%

[7]

Illiquid Security. A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. All securities are valued by an independent pricing agent and are fair valued at Level 2. Illiquid securities at July 31,2012, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Micro Cap Fund	$121,590	0.9%

[8]

At July 31, 2012, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets was as follows: California 93.3% and Puerto Rico 3.1%. At July 31, 2012, 63.1% of the securities in the portfolio were backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets were as follows: National Insured 37.4% and FGIC Insured 11.8%.

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputsis summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. Transfers between different levels in the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of July 31, 2012, the securities in Managers AMG FQ Tax-Managed U.S. Equity Fund, Managers AMG FQ U.S. Equity Fund, Managers Frontier Small Cap Growth Fund, Managers AMG TSCM Growth Equity Fund, and Managers Real Estate Fund were all Level 1 inputs. As of July 31, 2012, the Funds had no transfers between levels from the beginning of the reporting period. For a detailed break-out of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments previously presented in this report.

Managers AMG Funds

Notes to Schedules of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of July 31, 2012:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG FQ Global Alternatives Fund
Investments in Securities
Exchange Traded Funds†	$70,317,205	—	—	$70,317,205
U.S. Government and Agency Obligations††	—	$48,091,083	—	48,091,083
Other Investment Companies	236,347,982	—	—	236,347,982

Total Investments in Securities	$306,665,187	$48,091,083	—	$354,756,270

Financial Derivative Instruments-Assets†††
Foreign Exchange Contracts	—	$15,674,215	—	$15,674,215
Equity Contracts	$2,921,015	—	—	2,921,015
Interest Rate Contracts	2,551,692	759,045	—	3,310,737

	5,472,707	16,433,260	—	21,905,967

Financial Derivative Instruments-Liabilities†††
Foreign Exchange Contracts	—	(30,465,954)	—	(30,465,954)
Equity Contracts	(5,785,487)	—	—	(5,785,487)
Interest Rate Contracts	(5,236)	(1,134,991)	—	(1,140,227)

	(5,790,723)	(31,600,945)	—	(37,391,668)

Total Financial Derivative Instruments	$(318,016)	$(15,167,685)	—	$(15,485,701)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG FQ Global Essentials Fund
Investments in Securities
Exchange Traded Funds†	$43,293,336	—	—	$43,293,336
Exchange Traded Notes†	13,775,642	—	—	13,775,642
U.S. Government and Agency Obligations††	—	$8,996,274	—	8,996,274
Other Investment Companies	61,129,873	—	—	61,129,873

Total Investments in Securities	$118,198,851	$8,996,274	—	$127,195,125

Financial Derivative Instruments-Assets†††
Equity Contracts	$1,318,692	—	—	$1,318,692
Interest Rate Contracts	1,309,715	—	—	1,309,715

	2,628,407	—	—	2,628,407

Financial Derivative Instruments-Liabilities†††
Interest Rate Contracts	(89,941)	—	—	(89,941)

Total Financial Derivative Instruments	$2,538,466	—	—	$2,538,466

Managers AMG Funds

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Micro-Cap Fund
Investments in Securities
Common Stocks#	$130,950,301	$121,590	—	$131,071,891
Exchange Traded Funds	328,302	—	—	328,302
Other Investment Companies	5,239,511	—	—	5,239,511

Total Investments	$136,518,114	$121,590	—	$136,639,704

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers California Intermediate Tax-Free Fund
Investments in Securities
Municipal Bonds*	—	$26,523,240	—	$26,523,240
Other Investment Companies	$549,934	—	—	549,934

Total Investments	$549,934	$26,523,240	—	$27,073,174

†	All exchange traded funds and exchange traded notes held in the Fund are level 1 securities. For a detailed breakout of these securities, please refer to the Schedule of Portfolio Investments.
††	All U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.
†††	Derivative instruments, such as futures, options and forwards, are not reflected in the Schedule of Portfolio Investments. Futures and forwards are valued at the unrealized appreciation/depreciation of the instrument and options are shown at value.
#	For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments. The only Level 2 security is classified in the Industrials industry.
*	All municipal bonds held in the Fund are Level 2 securities. For a detailed break-out of securities, please refer to the Schedule of Portfolio Investments.

Options

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) thewriter a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

At July 31, 2012, the Funds had the following open written options:

Managers AMG FQ U.S. Equity Fund

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
S&P 500 Index (Call)	1,375	09/22/12	245	$428,383	$(404,618)
S&P 500 Index (Put)	1,125	09/22/12	245	661,133	614,583

Managers AMG Funds

Notes to Schedules of Portfolio Investments (continued)

Futures Contracts

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded unless otherwise noted. The counterparty for all OTC contracts is Morgan Stanley.

At July 31, 2012, the Funds had the following open futures contracts:

Managers AMG FQ U.S. Equity Fund - Futures Contracts

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain
S&P 500 E-Mini Index	2	Long	09/21/12	$6,572

Managers AMG FQ Global Essentials Fund - Futures Contracts

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
Amsterdam Index	EUR	529	Long	08/17/12	$1,524,363
Australia 10-Year Bond	AUD	619	Short	09/17/12	797,046
Australian SPI 200	AUD	190	Short	09/20/12	(591,342)
CAC40 Index	EUR	469	Short	08/17/12	(683,998)
Canadian 10-Year Bond	CAD	1,615	Short	09/19/12	(1,134,991)
DAX Index	EUR	83	Long	09/21/12	708,080
Euro-Bund 10-Year	EUR	392	Long	09/06/12	375,685
FTSE 100 Index	GBP	329	Long	09/21/12	688,572
FTSE/MIB Index	EUR	189	Short	09/21/12	(669,967)
Hang Seng Index	HKD	98	Short	08/30/12	(614,641)
IBEX 35 Index	EUR	15	Short	08/17/12	(34,423)
Japanese 10-Year Bond	JPY	13	Long	09/07/12	(5,237)
S&P 500 E-Mini Index	USD	875	Short	09/21/12	(2,880,290)
S&P/TSX 60 Index	CAD	336	Long	09/20/12	(3,881)
TOPIX Index	JPY	666	Short	09/13/12	(306,944)
U.K. 10-Year Gilt	GBP	535	Long	09/26/12	1,754,646
U.S. Treasury 10-Year Note	USD	874	Long	09/19/12	383,360
				Total	$(693,962)

Managers AMG Funds

Notes to Schedules of Portfolio Investments (continued)

Managers AMG FQ Global Essentials Fund - Futures Contracts

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
Amsterdam Index	EUR	15	Long	08/17/12 to 09/21/12	$55,513
Australia 10-Year Bond	AUD	162	Long	09/17/12	(89,941)
Australian SPI 200	AUD	23	Long	09/20/12	91,833
CAC40 Index	EUR	27	Long	08/17/12 to 09/21/12	52,117
Canadian 10-Year Bond	CAD	156	Long	09/19/12	208,355
DAX Index	EUR	5	Long	09/21/12	123,114
E-Mini MSCI Index	USD	160	Long	09/21/12	361,306
Euro-Bund 10-Year	EUR	81	Long	09/06/12	54,546
FTSE 100 Index	GBP	18	Long	09/21/12	47,692
FTSE/MIB Index	EUR	13	Long	09/21/12	87,075
German 30-Year bond	EUR	51	Long	09/06/12	19,546
Hang Seng Index	HKD	9	Long	08/30/12	56,287
IBEX 35 Index	EUR	13	Long	08/17/12	39,095
Russell 2000 Index	USD	93	Long	09/21/12	204,455
S&P 500 E-Mini Index	USD	30	Long	09/21/12	93,325
S&P/TSX 60 Index	CAD	15	Long	09/20/12	42,756
TOPIX Index	JPY	17	Long	09/13/12	64,123
U.K. 10-Year Gilt	GBP	151	Long	09/26/12	690,583
U.S. Treasury 10-Year Note	USD	126	Long	09/19/12	336,686
				Total	$2,538,466

Managers AMG Funds

Notes to Schedules of Portfolio Investments (continued)

At July 31, 2012, the Funds had the following foreign currency contracts (in U.S. Dollars):

Managers AMG FQ Global Alternatives Fund - Foreign Currency

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
Austrailian Dollar	Long	09/19/12	GS	$70,666,766	$67,664,020	$3,002,746
Austrailian Dollar	Long	09/19/12	GS	16,255,766	16,279,855	(24,089)
British Pound	Long	09/19/12	GS	10,419,848	10,419,984	(136)
British Pound	Long	09/19/12	GS	5,861,550	5,741,951	119,599
British Pound	Long	09/19/12	MS	87,655,130	85,867,727	1,787,403
Canadian Dollar	Long	09/19/12	GS	77,814,641	75,757,170	2,057,471
Euro	Long	09/19/12	GS	142,479,960	145,798,850	(3,318,890)
Euro	Long	09/19/12	GS	21,342,168	21,158,124	184,044
Euro	Long	09/19/12	MS	33,144,203	33,551,569	(407,366)
Japanese Yen	Long	09/19/12	GS	85,231,543	84,666,475	565,068
New Zealand Dollar	Long	09/19/12	GS	24,495,716	24,089,408	406,308
New Zealand Dollar	Long	09/19/12	MS	16,105,162	14,948,634	1,156,528
Swedish Krona	Long	09/19/12	GS	52,403,983	50,725,875	1,678,108
Swedish Krona	Long	09/19/12	MS	21,472,356	20,223,228	1,249,128
Swiss Franc	Long	09/19/12	GS	97,741,102	99,920,413	(2,179,311)
Swiss Franc	Long	09/19/12	GS	51,657,449	51,467,374	190,075
Austrailian Dollar	Short	09/19/12	GS	79,895,736	83,780,223	(3,884,487)
Austrailian Dollar	Short	09/19/12	MS	101,189,824	109,644,150	(8,454,326)
British Pound	Short	09/19/12	GS	33,577,272	33,665,844	(88,572)
Canadian Dollar	Short	09/19/12	GS	97,198,488	99,409,237	(2,210,749)
Canadian Dollar	Short	09/19/12	MS	15,447,703	15,999,633	(551,930)
Euro	Short	09/19/12	GS	89,615,662	88,381,360	1,234,302
Euro	Short	09/19/12	GS	42,763,062	43,024,132	(261,070)
Japanese Yen	Short	09/19/12	GS	110,137,339	111,852,800	(1,715,461)
Japanese Yen	Short	09/19/12	MS	39,496,437	39,748,404	(251,967)
New Zealand Dollar	Short	09/19/12	GS	84,383,652	88,880,166	(4,496,514)
Singapore Dollar	Short	09/19/12	GS	54,963,813	55,609,731	(645,918)
Swedish Krona	Short	09/19/12	GS	38,426,407	40,401,576	(1,975,169)
Swiss Franc	Short	09/19/12	GS	85,417,189	84,258,456	1,158,733

Managers AMG Funds

Notes to Schedules of Portfolio Investments (continued)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
Swiss Franc	Short	09/19/12	MS	$65,986,811	$65,102,108	$884,703
			Totals	$1,753,246,738	$1,768,038,477	$(14,791,739)

Investments Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

AMBAC:	Ambac Assurance Corp.
AGM:	Assured Guaranty Municipal Corp.
COP:	Certificates of Participation
ETF:	Exchange Traded Fund
FGIC:	Financial Guaranty Insurance Company
FSA:	FSA Capital, Inc.
National:	National Public Finance Guarantee Corp.
REIT:	Real Estate Investment Trust
XCLA:	XL Capital Assurance, Inc.

Currency and Counterparty Abbreviations:

MS:	Morgan Stanley
AUD:	Australian Dollar
CAD:	Canadian Dollar
EUR:	Euro
GBP:	British Pound

GS:	Goldman Sachs Group, Inc.
HKD:	Hong Kong Dollar
JPY:	Japanese Yen
USD:	U.S. Dollar
OTC:	Over-the-Counter

Managers PIMCO Bond Fund

Schedule of Portfolio Investments

July 31, 2012 (unaudited)

	Principal Amount	Value
Asset-Backed Securities - 1.7%
Amortizing Residential Collateral Trust, Series 2002-BC4, 0.826%, 07/25/32 (08/27/12)[1]	$77,398	$62,599
Bear Stearns Asset-Backed Securities Trust, Series 2006-AQ1, Class 2A1, 0.326%, 10/25/36 (08/27/12)[1]	88,148	81,764
EFS Volunteer No. 2 LLC, Series 1, Class A1, 1.120%, 07/26/27 (08/27/12)[1]	2,200,000	2,202,836
EMC Mortgage Loan Trust, Series 2001-A, Class A, 0.616%, 05/25/40 (08/27/12) (a)[1]	637,117	548,483
First NLC Trust, Series 2007-1, Class A1, 0.316%, 08/25/37 (08/27/12) (a)[1]	684,845	223,398
Fremont Home Loan Trust, Series 2006-E, Class 2A1, 0.306%, 01/25/37 (08/27/12)[1]	40,700	36,914
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1, 0.806%, 10/25/34 (08/27/12)[1]	55,661	46,024
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1, 0.296%, 11/25/36 (08/27/12)[1]	11,788	4,375
Park Place Securities, Inc., Series 2005-WCW1, Class A1B, 0.506%, 09/25/35 (08/27/12)[1]	1,587,551	1,487,789
Securitized Asset Backed Receivables LLC,
Series 2007-HE1, Class A2A, 0.306%, 12/25/36 (08/27/12)[1]	470,584	99,650
Series 2007-NC2, 0.286%, 12/25/36 (08/27/12)[1]	199,310	166,491
Small Business Administration Participation Certificates,
Series 2003-20I, Class 1, 5.130%, 09/01/23	76,755	85,010
Series 2007-20K, Class 1, 5.510%, 11/01/27	3,267,355	3,752,552
Series 2008-10E, Class 1, 5.110%, 09/01/18	1,475,806	1,590,854
Series 2008-20I, Class 1, 5.600%, 09/01/28	7,072,867	8,186,580
Series 2009-20E, Class 1, 4.430%, 05/01/29	4,149,501	4,686,115
Structured Asset Securities Corp., Series 2002-HF1, 0.826%, 01/25/33 (08/27/12)[1]	51,004	43,758
Total Asset-Backed Securities (cost $22,146,846)		23,305,192
Bank Loan Obligations - 0.1%
American Governmental Financial Services Funding Co., Term Loan, 5.500%, 05/18/17 (cost $1,194,000)	1,200,000	1,146,500
Corporate Bonds and Notes - 22.9%
Financials - 17.1%
AK Transneft OJSC Via TransCapitalInvest, Ltd., 8.700%, 08/07/18 (a)	600,000	762,900
Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,600,000	1,659,442
Ally Financial, Inc.,
3.667%, 02/11/14 (08/11/12)[1]	1,000,000	1,013,960
4.500%, 02/11/14	7,700,000	7,959,875
5.500%, 02/15/17	3,300,000	3,441,270
7.500%, 09/15/20	1,100,000	1,287,000
8.300%, 02/12/15	800,000	891,000
American Express Co., 7.000%, 03/19/18	900,000	1,144,852
American International Group, Inc.,
5.050%, 10/01/15	400,000	430,698
5.600%, 10/18/16	800,000	884,186
6.250%, 03/15/37	800,000	784,000
8.250%, 08/15/18	4,500,000	5,557,703
MTN, Series G, 5.850%, 01/16/18	400,000	451,003
ANZ National International, Ltd., 6.200%, 07/19/13 (a)	1,800,000	1,882,521
Australia and New Zealand Banking Group, Ltd., 2.125%, 01/10/14 (a)	2,400,000	2,431,819

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value
Financials - 17.1% (continued)
Banco Santander Brasil SA, 4.500%, 04/06/15 (a)		$200,000	$204,750
Bank of America Corp.,
4.500%, 04/01/15		10,000,000	10,512,830
6.000%, 09/01/17		6,550,000	7,314,575
6.000%, 10/15/36		900,000	1,012,468
6.500%, 08/01/16		2,800,000	3,163,846
Bank of China (Hong Kong), Ltd., 5.550%, 02/11/20 (a)		400,000	435,156
Bank of Montreal,
1.950%, 01/30/17 (a)[2,3]		600,000	624,754
2.850%, 06/09/15 (a)		800,000	850,425
Bank of Nova Scotia,
1.650%, 10/29/15 (a)[2]		900,000	927,732
1.950%, 01/30/17 (a)		200,000	208,251
Series YCD, 0.716%, 08/09/12 (08/09/12)[1]		1,200,000	1,200,059
Barclays Bank PLC,
2.375%, 01/13/14		800,000	804,883
5.450%, 09/12/12		17,300,000	17,387,642
BBVA Bancomer SA,
4.500%, 03/10/16 (a)		500,000	520,000
6.500%, 03/10/21 (a)		900,000	931,500
BPCE SA, 2.375%, 10/04/13 (a)		400,000	394,477
Braskem Finance, Ltd., 5.750%, 04/15/21 (a)		400,000	419,000
CIT Group, Inc., 5.250%, 04/01/14 (a)		300,000	314,250
Citigroup, Inc.,
2.467%, 08/13/13 (08/13/12)[1]		1,100,000	1,112,067
5.300%, 10/17/12		200,000	201,912
5.500%, 08/27/12		500,000	501,545
5.500%, 10/15/14		5,800,000	6,199,086
5.625%, 08/27/12		1,300,000	1,304,147
5.850%, 07/02/13		100,000	103,918
6.000%, 08/15/17		4,200,000	4,761,028
6.125%, 08/25/36		4,200,000	4,339,654
8.125%, 07/15/39		600,000	861,388
8.500%, 05/22/19		100,000	127,142
EMTN, Class B, 3.625%, 11/30/17[4]	EUR	3,800,000	4,116,146
Commonwealth Bank of Australia, 0.878%, 07/12/13 (10/12/12) (a)[1]		7,500,000	7,531,590
Credit Suisse New York, 2.200%, 01/14/14		800,000	810,471
Dexia Credit Local SA, 0.927%, 04/29/14 (10/29/12) (a)[1]		4,100,000	3,856,173

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value
Financials - 17.1% (continued)
Ford Motor Credit Co. LLC,
5.875%, 08/02/21		$300,000	$331,874
7.000%, 04/15/15		1,400,000	1,561,000
8.700%, 10/01/14		1,000,000	1,133,931
General Electric Capital Corp.,
5.500%, 09/15/67 (a)[4]	EUR	5,500,000	6,428,870
5.875%, 01/14/38		2,300,000	2,806,156
GMAC, Inc., 7.500%, 12/31/13		1,500,000	1,617,810
Goldman Sachs Group, Inc., The,
5.950%, 01/18/18		4,800,000	5,341,310
6.150%, 04/01/18		2,000,000	2,246,786
6.250%, 09/01/17		3,200,000	3,615,248
HSBC Bank PLC, 2.000%, 01/19/14 (a)[2]		800,000	808,961
HSBC Holdings PLC,
6.500%, 05/02/36		800,000	938,991
6.500%, 09/15/37		900,000	1,053,812
International Lease Finance Corp.,
5.750%, 05/15/16		300,000	313,946
5.875%, 05/01/13		400,000	413,000
6.375%, 03/25/13		400,000	411,500
6.750%, 09/01/16 (a)		800,000	882,000
MTN, 5.250%, 01/10/13		400,000	407,000
Intesa Sanpaolo S.p.A, 2.867%, 02/24/14 (08/24/12) (a)[1]		1,700,000	1,601,954
JPMorgan Chase & Co.,
3.150%, 07/05/16		5,700,000	5,998,509
6.000%, 01/15/18		1,500,000	1,777,503
EMTN, 0.904%, 09/26/13 (09/26/12)[1]	EUR	200,000	245,752
JPMorgan Chase Bank, NA,
0.798%, 06/13/16 (09/13/12)[1]		1,300,000	1,213,610
0.920%, 05/31/17[4]	EUR	900,000	1,010,553
LBG Capital No.1 PLC,
8.500%, 12/29/49 (a)[4,5]		400,000	368,000
Series 8, 7.869%, 08/25/20[2]	GBP	2,300,000	3,167,900
Lehman Brothers Holdings, Inc.,
0.000%, 10/22/08*,3,6		3,900,000	955,500
0.000%, 04/03/09*,3,6		800,000	196,000
Lloyds TSB Bank PLC, 6.350%, 10/29/49[4,5]	EUR	1,800,000	1,463,910
Merrill Lynch & Co., Inc., 6.400%, 08/28/17		3,400,000	3,842,146
MetLife, Inc., 6.400%, 12/15/36		800,000	839,582

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value
Financials - 17.1% (continued)
Morgan Stanley,
6.250%, 08/28/17		$1,000,000	$1,056,605
7.300%, 05/13/19		200,000	221,008
GMTN, 2.967%, 05/14/13 (08/14/12)[1]		1,200,000	1,207,152
MTN, 5.950%, 12/28/17		1,800,000	1,882,413
MUFG Capital Finance, Ltd., 6.299%, 07/29/49[4,5]	GBP	400,000	669,092
National Australia Bank, Ltd., 5.350%, 06/12/13 (a)		1,500,000	1,561,558
Nationwide Building Society, 6.250%, 02/25/20 (a)		1,800,000	1,988,636
Nordea Bank AB, 2.125%, 01/14/14 (a)		400,000	402,498
Pacific LifeCorp, 6.000%, 02/10/20 (a)		400,000	442,886
Principal Life Income Funding Trusts,
5.300%, 04/24/13		1,500,000	1,552,257
5.550%, 04/27/15		2,300,000	2,545,550
Qatari Diar Finance “Q.S.C.”, 3.500%, 07/21/15		900,000	948,375
Resona Bank, Ltd., 5.850%, 04/15/49 (a)[4,5]		500,000	540,556
Royal Bank of Scotland Group PLC, The,
3.950%, 09/21/15		900,000	924,952
4.875%, 08/25/14 (a)		200,000	208,520
6.990%, 10/29/49 (a)[4,5]		2,600,000	2,145,000
Santander SA US Debt Unipersonal, 2.991%, 10/07/13 (a)		3,700,000	3,624,738
SLM Corp.,
EMTN, Series 21, 3.125%, 09/17/12	EUR	1,100,000	1,353,446
MTN, 6.250%, 01/25/16		300,000	319,500
Springleaf Finance Corp., 4.125%, 11/29/13	EUR	3,900,000	4,522,664
State Bank of India, 4.500%, 07/27/15 (a)		2,900,000	2,985,449
State Street Capital Trust III, 5.458%, 03/15/42[4,5]		2,000,000	2,012,000
State Street Capital Trust IV, 1.468%, 06/15/37 (09/17/12)[1]		300,000	224,912
Stone Street Trust, 5.902%, 12/15/15 (a)		2,800,000	2,901,296
Sumitomo Mitsui Banking Corp., 1.950%, 01/14/14 (a)		1,000,000	1,011,360
Temasek Financial I, Ltd., 4.300%, 10/25/19 (a)		900,000	1,036,137
UBS AG,
5.750%, 04/25/18		1,300,000	1,492,540
5.875%, 12/20/17		1,400,000	1,623,300
Series FRN, 1.447%, 01/28/14 (10/29/12)[1]		300,000	299,967
USB Capital, 3.500%, 03/29/49[4,5]		300,000	248,199
Vnesheconombank Via VEB Finance PLC, 5.450%, 11/22/17 (a)[2]		400,000	425,300
Wachovia Corp., MTN, 0.635%, 08/01/13 (11/01/12)[1]		300,000	300,312
Wells Fargo & Co., Series K, 7.980%, 02/28/49[4,5]		21,200,000	23,850,000
Westpac Banking Corp., 3.585%, 08/14/14 (a)		3,800,000	4,012,967
Total Financials			237,169,353
Industrials - 5.3%
Altria Group, Inc., 9.700%, 11/10/18		1,200,000	1,713,712

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 5.3% (continued)
Amgen, Inc.,
3.625%, 05/15/22	$800,000	$854,537
6.150%, 06/01/18	4,900,000	5,970,420
AT&T, Inc., 6.300%, 01/15/38	1,200,000	1,599,643
Caterpillar, Inc., 0.637%, 05/21/13 (08/21/12)[1]	4,200,000	4,212,986
Comcast Corp., 6.450%, 03/15/37	600,000	784,297
Corp Nacional del Cobre de Chile,
6.150%, 10/24/36 (a)	300,000	392,259
7.500%, 01/15/19 (a)	1,500,000	1,926,975
Gazprom OAO Via Gaz Capital SA,
5.092%, 11/29/15 (a)[2]	200,000	213,250
6.212%, 11/22/16 (a)	400,000	443,000
8.625%, 04/28/34	5,500,000	7,500,625
Gerdau Trade, Inc., 5.750%, 01/30/21 (a)	400,000	427,400
Hewlett-Packard Co., 0.747%, 05/24/13 (08/24/12)[1]	4,900,000	4,891,592
International Business Machines Corp., 5.700%, 09/14/17	9,000,000	11,031,984
Noble Group, 4.875%, 08/05/15 (a)	1,000,000	1,032,500
Novatek Finance, Ltd., 5.326%, 02/03/16 (a)	400,000	425,488
Odebrecht Drilling VIII/IX, Ltd., 6.350%, 06/30/21 (a)[2]	388,000	422,920
Peabody Energy Corp., 7.875%, 11/01/26	700,000	728,000
Petrobras International Finance Co.,
3.875%, 01/27/16	3,300,000	3,447,137
5.875%, 03/01/18	2,300,000	2,607,533
Petroleos Mexicanos,
5.500%, 06/27/44 (a)[2]	300,000	335,250
8.000%, 05/03/19	5,100,000	6,681,000
Qtel International Finance, Ltd., 4.750%, 02/16/21 (a)	200,000	220,500
Ras Laffan Liquefied Natural Gas Co., Ltd., 5.298%, 09/30/20 (a)	755,820	848,408
Rohm & Haas Co., 6.000%, 09/15/17	1,100,000	1,294,674
Sydney Airport Finance Co., Proprietary Ltd., 5.125%, 02/22/21 (a)	300,000	330,053
Tennessee Gas Pipeline Co., 7.000%, 10/15/28	6,145,000	7,995,481
Time Warner, Inc., 5.875%, 11/15/16	1,200,000	1,420,711
UAL 2009-1 Pass Through Trust, 10.400%, 11/01/16	364,022	415,458
UnitedHealth Group, Inc., 4.875%, 02/15/13	1,600,000	1,637,026
Vale Overseas, Ltd.,
6.250%, 01/23/17	500,000	575,733
6.875%, 11/21/36	500,000	603,913
Total Industrials		72,984,465
Utilities - 0.5%
AES Corp., The, 7.375%, 07/01/21 (a)	200,000	229,750
Enel Finance International NV, 6.800%, 09/15/37 (a)	1,800,000	1,612,735
ENN Energy Holdings, Ltd., 6.000%, 05/13/21 (a)[2]	200,000	213,858
Entergy Corp., 3.625%, 09/15/15	2,200,000	2,282,775
Majapahit Holding, B.V., 7.750%, 01/20/20	700,000	859,250

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value
Utilities - 0.5% (continued)
NRG Energy, Inc., 8.250%, 09/01/20		$1,500,000	$1,623,750
Tokyo Electric Power Co., Inc., The,
1.500%, 05/30/14	JPY	1,000,000	12,300
1.850%, 07/28/14	JPY	7,000,000	86,272
Total Utilities			6,920,690
Total Corporate Bonds and Notes (cost $295,365,516)			317,074,508
Foreign Government and Agency Obligations - 4.4%
Banco do Brasil SA,
5.875%, 01/19/23 (a)		200,000	210,500
Series YCD, 0.973%, 06/28/13[7]		10,000,000	9,912,240
Banco Nacional de Desenvolvimento Economico e Social Notes, 4.125%, 09/15/17	EUR	400,000	516,032
Brazil Notas do Tesouro Nacional, Series F,
Bonds, 10.000%, 01/01/21	BRL	1,100	5,576
Notes, 10.000%, 01/01/14	BRL	9,000	45,439
Notes, 10.000%, 01/01/17	BRL	182,000	929,068
British Columbia Bonds, Province of,
3.250%, 12/18/21	CAD	200,000	212,690
4.300%, 06/18/42	CAD	300,000	362,148
Canada Housing Trust Bonds,
2.650%, 03/15/22	CAD	800,000	828,543
3.350%, 12/15/20	CAD	2,700,000	2,956,498
3.800%, 06/15/21	CAD	1,600,000	1,812,179
Export-Import Bank of Korea, The,
Bonds, 4.000%, 01/29/21		400,000	424,403
Notes, 5.125%, 06/29/20		700,000	797,467
Notes, 8.125%, 01/21/14		1,000,000	1,093,347
Italy Treasury Bonds, Series CPI, 2.100%, 09/15/21	EUR	959,580	913,959
Korea Development Bank Notes, The, 4.375%, 08/10/15		3,500,000	3,765,076
Korea Finance Corp. Notes, 3.250%, 09/20/16		800,000	835,469
Korea Housing Finance Corp. Notes, 4.125%, 12/15/15		500,000	534,915
Mexican Fixed Rate,
Bonds, 10.000%, 12/05/24	MXN	1,000,000	106,826
Notes, 6.000%, 06/18/15	MXN	10,000,000	779,980
Notes, 7.750%, 12/14/17	MXN	11,200,000	957,047
Ontario Bonds, Province of,
4.000%, 06/02/21	CAD	4,000,000	4,441,821
4.200%, 06/02/20	CAD	2,500,000	2,808,521
4.300%, 03/08/17	CAD	1,300,000	1,437,836
4.400%, 06/02/19	CAD	1,400,000	1,585,405
4.700%, 06/02/37	CAD	2,600,000	3,164,982
MTN, 4.600%, 06/02/39	CAD	700,000	849,612
MTN, 5.500%, 06/02/18	CAD	400,000	472,003

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value
Foreign Government and Agency Obligations - 4.4% (continued)
Ontario Notes, Province of,
3.000%, 07/16/18		$400,000	$435,356
3.150%, 06/02/22	CAD	3,200,000	3,320,616
4.200%, 03/08/18	CAD	200,000	222,135
Panama Government Bonds, 7.250%, 03/15/15		200,000	229,500
Quebec Bonds, Province of,
2.750%, 08/25/21		900,000	947,646
3.500%, 07/29/20		300,000	335,239
3.500%, 12/01/22	CAD	6,900,000	7,260,808
4.250%, 12/01/21	CAD	3,700,000	4,142,074
4.500%, 12/01/16	CAD	100,000	110,860
4.500%, 12/01/17	CAD	100,000	112,120
4.500%, 12/01/20	CAD	200,000	227,619
MTN, 4.500%, 12/01/18	CAD	500,000	564,501
Total Foreign Government and Agency Obligations (cost $57,544,608)			60,668,056
Mortgage-Backed Securities - 4.5%
American Home Mortgage Investment Trust, Series 2004-4, Class 4A, 2.736%, 02/25/45 (09/25/12)[1]		523,494	468,317
Arran Residential Mortgages Funding PLC,
Series 2010-1A, Class A1B, 1.889%, 05/16/47 (08/16/12) (a)[1]	EUR	258,294	318,476
Series 2010-1A, Class A2B, 2.089%, 05/16/47 (08/16/12) (a)[1]	EUR	2,000,000	2,485,388
Bank of America Funding Corp., Series 2005-D, Class A1, 2.614%, 05/25/35 (09/25/12)[1]		703,543	726,189
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2000-2, Class A, 2.909%, 11/25/30 (09/25/12)[1]		16,851	17,112
Series 2002-11, Class 1A1, 5.657%, 02/25/33 (09/25/12)[1]		29,709	29,767
Series 2003-1, Class 6A1, 2.634%, 04/25/33 (09/25/12)[1]		265,746	262,677
Series 2005-2, Class A1, 2.570%, 03/25/35 (09/25/12)[1]		7,741,287	7,739,123
Series 2005-2, Class A2, 3.078%, 03/25/35 (09/25/12)[1]		4,444,025	4,432,161
Series 2005-5, Class A2, 2.250%, 08/25/35 (09/25/12)[1]		10,438,165	9,829,463
Series 2005-12, Class 13A, 5.370%, 02/25/36 (09/25/12)[1]		245,134	219,868
Bear Stearns Alt-A Trust,
Series 2005-4, Class 23A1, 2.886%, 05/25/35 (09/25/12)[1]		1,309,957	1,078,821
Series 2005-7, Class 22A1, 2.930%, 09/25/35 (09/25/12)[1]		633,312	446,871
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4, 5.700%, 06/11/50		2,800,000	3,270,029
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A1, 2.230%, 08/25/35 (09/25/12)[1]		5,650,366	5,429,821
Series 2005-11, Class A2A, 2.580%, 10/25/35 (09/25/12)[1]		315,606	282,230
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A, 0.426%, 05/25/47 (08/27/12)[1]		1,235,274	769,014
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB9, Class 3A2A, 2.595%, 02/20/36 (09/20/12)[1]		362,279	276,598
European Loan Conduit, Series 25X, Class A, 0.840%, 05/15/19 (08/16/12)[1]	EUR	102,169	110,310

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value
Mortgage-Backed Securities - 4.5% (continued)
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A, 0.326%, 10/25/46 (08/27/12)[1]		$9,496	$9,365
Series 2006-AR8, Class 1A1A, 0.326%, 01/25/47 (08/27/12)[1]		4	4
GS Mortgage Securities Corp., Series 2007-EOP, Class A1, 1.103%, 03/06/20 (08/06/12) (a)[1]		1,914,322	1,908,213
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.130%, 11/25/35 (09/25/12)[1]		1,036,087	1,017,521
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 1A1, 2.515%, 01/25/36 (09/25/12)[1]		1,443,577	920,908
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3, 5.336%, 05/15/47		2,100,000	2,363,491
Series 2010-C2, Class A3, 4.070%, 11/15/43 (a)		2,000,000	2,212,278
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 5.017%, 02/25/35 (09/25/12)[1]		384,718	389,413
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A, 0.456%, 02/25/36 (08/25/12)[1]		780,168	592,722
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.496%, 11/25/35 (08/25/12)[1]		158,352	136,464
Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.809%, 12/12/49		3,000,000	3,526,521
Opera Finance PLC, Series CSC3, Class A, 0.989%, 04/25/17 (10/25/12)[1]	GBP	2,124,346	3,147,451
Prime Mortgage Trust,
Series 2004-CL1, Class 1A2, 0.646%, 02/25/34 (08/25/12)[1]		137,700	124,467
Series 2004-CL1, Class 2A2, 0.646%, 02/25/19 (08/25/12)[1]		8,916	8,723
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1, 0.907%, 09/19/32 (08/19/12)[1]		339,395	315,333
Series 2005-AR5, Class A2, 0.497%, 07/19/35 (08/19/12)[1]		853,256	766,194
Structured Asset Securities Corp.,
Series 2001-21A, Class 1A1, 2.603%, 01/25/32 (09/25/12)[1]		17,788	13,445
Series 2006-11, Class A1, 2.823%, 10/25/35 (09/28/12) (a)[1]		563,305	505,814
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A, Class A1, 0.339%, 09/15/21 (08/15/12) (a)[1]		2,895,495	2,808,932
Series 2007-WHL8, 0.329%, 09/15/21 (08/15/12)[1]		1,726,073	1,611,788
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A, 1.347%, 11/25/42 (09/25/12)[1]		133,391	122,758
Series 2005-AR13, Class A1A1, 0.536%, 10/25/45 (08/25/12)[1]		282,368	241,616
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-AR1, 1.954%, 02/25/31 (09/25/12)[1]		3,311	3,302
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 2.616%, 03/25/36[4]		1,459,517	1,331,133
Total Mortgage-Backed Securities (cost $63,446,009)			62,270,091
Municipal Bonds - 4.1%
American Municipal Power, Inc., Combined Hydroelectric Projects Revenue, Taxable Build America, Series 2010 B, 8.084%, 02/15/50		1,000,000	1,507,620
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007 A-2, 5.875%, 06/01/30		1,000,000	828,700
California Infrastructure & Economic Development Bank Revenue, UCSF Neurosciences Building 19A, Taxable Build America, Series 2010 B, 6.486%, 05/15/49		1,000,000	1,265,400
California State General Obligation, 5.650%, 04/01/39[4]		1,200,000	1,242,204
California State General Obligation, 7.500%, 04/01/34		1,300,000	1,693,848
California State General Obligation, 7.550%, 04/01/39		1,300,000	1,737,879
California State General Obligation, 7.600%, 11/01/40		1,000,000	1,353,150

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 4.1% (continued)
California State General Obligation, 7.950%, 03/01/36	$1,100,000	$1,319,439
California State University Systemwide Revenue, Series 2009 A, 5.250%, 11/01/38	500,000	564,950
California State University Systemwide Revenue, Taxable Build America, Series 2010 B, 6.434%, 11/01/30	700,000	847,448
Calleguas-Las Virgenes, CA Public Financing Authority Water Revenue, Calleguas Municipal Water District, Taxable Build America, Series 2010 B, 5.944%, 07/01/40	1,000,000	1,283,370
Chicago, IL Transit Authority Sales Tax Receipts Revenue, Series 2016, 5.250%, 12/01/36	2,200,000	2,511,564
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, Series 2008 A, 6.300%, 12/01/21	100,000	112,303
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, Series 2008 A, 6.899%, 12/01/40	1,600,000	1,992,608
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Retiree Health Care, Series 2008 B, 6.300%, 12/01/21	200,000	224,606
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Retiree Health Care, Series 2008 B, 6.899%, 12/01/40	1,700,000	2,117,146
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Taxable Build America, Series 2010 B, 6.200%, 12/01/40	1,000,000	1,166,970
Clark County, NV Airport Revenue, Taxable Direct Payment Build America, Series C, 6.820%, 07/01/45	800,000	1,151,960
Illinois Municipal Electric Agency Power Supply System Revenue, Series C, 6.832%, 02/01/35	800,000	977,088
Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B Taxable Build America, 7.488%, 08/01/33	200,000	251,692
Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America, 7.618%, 08/01/40	300,000	394,485
Los Angeles, CA Unified School District General Obligation, Series A-1, 4.500%, 07/01/22 (AGM Insured)[8]	3,600,000	4,049,460
Los Angeles, CA Unified School District General Obligation, Taxable Build America, Series 2010 RY, 6.758%, 07/01/34	4,000,000	5,414,520
Los Angeles, CA Wastewater System Revenue, Series 2010 A, 5.713%, 06/01/39	1,000,000	1,266,050
New Jersey State Turnpike Authority Revenue, Series 2010 A, 7.102%, 01/01/41	800,000	1,168,624
New York City Municipal Finance Authority Revenue, Water and Sewer System General Resolution, Taxable Bond America, Series 2010 GG, 5.724%, 06/15/42	5,000,000	6,819,850
New York City Municipal Finance Authority Revenue, Water and Sewer System Second General Resolution, Taxable Bond America, Series 2011 CC, 5.882%, 06/15/44	1,100,000	1,541,650
New York City Municipal Finance Authority Revenue, Water and Sewer System Second General Resolution, Taxable Bond America, Series 2011 CC, 6.282%, 06/15/42	1,100,000	1,307,944
New York Liberty Development Corp., Liberty Revenue, 4 World Trade Center Project, 5.750%, 11/15/51	1,100,000	1,279,498
New York State Dormitory Authority, 5.000%, 12/15/30	1,000,000	1,206,730
North Carolina Turnpike Authority State Annual Appropriation Revenue, Triangle Expressway System, Taxable Build America, Series 2009 B, 6.700%, 01/01/39	900,000	1,050,021
Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Taxable Build America, Series 2009 A, 7.242%, 01/01/41	1,200,000	1,461,984
San Francisco Bay Area Toll Authority Subordinate Toll Bridge Revenue, Series 2010 S-1, 7.043%, 04/01/50	900,000	1,341,180
Texas State Transportation Commission Mobility Fund, Series 2005 A, 4.750%, 04/01/35	700,000	752,647
Truckee Meadows Water Authority Revenue, Series 2005 A, 5.000%, 07/01/36 (NATL-RE)[8]	200,000	210,722
University of California General Revenue, Taxable Build America, Series 2009 R, 6.270%, 05/15/31	2,500,000	2,901,675
University of California Medical Center Regents Revenue, Series 2010 H, 6.548%, 05/15/48	300,000	407,832
University of California Medical Center Regents Revenue, Series 2010 H, 6.398%, 05/15/31	200,000	250,330
Total Municipal Bonds (cost $45,629,967)		56,975,147

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Municipal Closed-End Bond Funds - 0.5%
Dreyfus Municipal Income, Inc.	37,500	$404,250
DWS Municipal Income Trust[2]	55,000	842,600
Invesco Van Kampen Advantage Municipal Income Trust II	61,796	855,875
Invesco Van Kampen Trust for Investment Grade Municipals	55,000	864,050
MFS Municipal Income Trust	53,800	417,488
Nuveen Performance Plus Municipal Fund[2]	55,000	906,950
Nuveen Premium Income Municipal Fund II2	55,000	866,800
Nuveen Premium Income Municipal Fund IV2	55,000	795,300
Nuveen Quality Income Municipal Fund[2]	55,000	877,800
Total Municipal Closed-End Bond Funds (cost $6,147,228)		6,831,113
Preferred Stocks - 0.3%
DG Funding Trust, 0.999% (Financials) (a)[3] (cost $6,037,773)	573	4,267,907

	Principal Amount
U.S. Government and Agency Obligations - 87.5%
Federal Home Loan Mortgage Corporation - 7.4%
FHLMC, 1.000%, 03/08/17 to 07/28/17[2]	$18,600,000	18,794,209
FHLMC, 1.250%, 08/01/19	700,000	699,759
FHLMC, 1.750%, 05/30/19[2]	2,600,000	2,696,611
FHLMC, 2.375%, 01/13/22	900,000	944,382
FHLMC, 2.533%, 07/01/30 (10/15/12)[1]	1,975	2,043
FHLMC, 2.812%, 11/01/34 (10/15/12)[1]	1,430,663	1,538,598
FHLMC, 3.750%, 03/27/19[2]	1,600,000	1,863,754
FHLMC, 4.500%, 07/01/40	232,769	257,706
FHLMC, 5.000%, 02/16/17	2,000,000	2,384,504
FHLMC, 5.091%, 08/01/35 (10/15/12)[1]	100,022	108,183
FHLMC, 5.500%, 08/23/17 to 07/01/38	1,948,309	2,150,143
FHLMC, 6.000%, 02/01/38	160,696	176,826
FHLMC, 6.500%, 01/01/26	15,729	18,364
FHLMC Gold Pool, 4.000%, TBA	20,000,000	21,359,376
FHLMC Gold Pool, 4.500%, 06/01/40	5,249,339	5,654,214
FHLMC Gold Pool, 4.500%, TBA	1,000,000	1,075,000
FHLMC Gold Pool, 5.500%, 11/01/26 to 05/01/40	17,476,199	19,111,655
FHLMC Gold Pool, 6.000%, 02/01/16 to 11/01/37	14,260,035	15,689,961
FHLMC REMICS, 0.399%, 07/15/19 to 08/15/19 (08/15/12)[1]	2,545,317	2,547,381
FHLMC REMICS, 0.549%, 05/15/36 (08/15/12)[1]	963,745	966,619
FHLMC REMICS, 0.749%, 09/15/30 (08/15/12)[1]	31,521	31,740
FHLMC REMICS, 6.500%, 08/15/31	4,287,821	4,893,321
FHLMC REMICS, 7.000%, 11/15/20	15,223	16,538
FHLMC REMICS, 7.500%, 08/15/30	216,902	258,098
FHLMC Structured Pass Through Securities, 1.347%, 02/25/45 (09/25/12)[1]	133,793	130,832
Total Federal Home Loan Mortgage Corporation		103,369,817

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 59.5%
FNMA, 0.875%, 08/28/17	$12,800,000	$12,817,203
FNMA, 1.250%, 01/30/17[2]	4,600,000	4,703,541
FNMA, 1.347%, 07/01/44 (09/25/12)[1]	172,698	175,235
FNMA, 2.310%, 08/01/22	1,800,000	1,794,208
FNMA, 2.500%, 07/01/27	1,000,000	1,042,583
FNMA, 2.500%, TBA	10,000,000	10,396,094
FNMA, 2.627%, 09/01/35 (09/25/12)[1]	969,528	1,031,880
FNMA, 2.840%, 06/01/35 (09/25/12)[1]	2,258,939	2,417,349
FNMA, 2.870%, 09/01/27	1,100,000	1,105,182
FNMA, 3.000%, TBA	37,000,000	38,733,438
FNMA, 3.330%, 11/01/21	98,903	107,727
FNMA, 3.500%, 09/01/25 to 03/01/41	22,903,944	24,345,003
FNMA, 3.500%, TBA	89,000,000	94,246,250
FNMA, 3.565%, 05/01/36 (09/25/12)[1]	998,917	1,027,204
FNMA, 3.933%, 05/01/36 (09/25/12)[1]	512,293	547,105
FNMA, 4.000%, 08/01/13 to 02/01/42	24,324,286	26,125,500
FNMA, 4.000%, TBA	207,000,000	221,849,540
FNMA, 4.500%, 05/01/18 to 05/01/42	104,333,782	113,129,081
FNMA, 4.500%, TBA	59,000,000	63,821,403
FNMA, 5.000%, 02/13/17 to 03/01/35	4,018,808	4,555,170
FNMA, 5.000%, TBA	78,000,000	85,007,832
FNMA, 5.022%, 05/01/35 (09/25/12)[1]	136,469	146,893
FNMA, 5.375%, 06/12/17	1,300,000	1,585,978
FNMA, 5.500%, 11/01/17 to 07/01/41	27,849,886	30,625,658
FNMA, 5.500%, TBA	46,000,000	50,470,634
FNMA, 6.000%, 05/01/16 to 08/01/39	17,968,842	19,840,745
FNMA, 6.000%, TBA	6,900,000	7,611,565
FNMA, 6.500%, 11/01/35	160,777	183,079
FNMA REMICS, 0.306%, 12/25/36 (08/25/12)[1]	342,758	340,853
FNMA REMICS, 0.556%, 04/25/37 (08/25/12)[1]	766,074	768,418
FNMA REMICS, 0.696%, 09/25/35 (08/25/12)[1]	1,468,258	1,475,402
FNMA REMICS, 2.564%, 05/25/35 (09/25/12)[1]	170,239	177,146
FNMA REMICS, 5.000%, 04/25/33	1,379,301	1,534,232
FNMA REMICS, 7.200%, 05/25/23	452,286	518,433
FNMA Whole Loan, 6.233%, 12/25/42[4]	249,353	288,287
Total Federal National Mortgage Association		824,545,851
Government National Mortgage Association - 0.3%
GNMA, 1.625%, 03/20/24 to 11/20/29 (09/20/12)[1]	299,672	311,716
GNMA, 2.000%, 04/20/21 (09/20/12)[1]	5,815	6,056
GNMA, 6.500%, 06/20/28	563,306	625,562
GNMA, 6.750%, 10/16/40[4]	2,406,764	2,816,729
Total Government National Mortgage Association		3,760,063

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value
U.S. Government Obligations - 20.3%
U.S. Treasury Bonds, 1.750%, 05/15/22		$59,200,000	$60,606,000
U.S. Treasury Bonds, 2.000%, 02/15/22		11,900,000	12,487,563
U.S. Treasury Bonds, 3.000%, 05/15/42[9,10]		6,200,000	6,743,467
U.S. Treasury Inflation Indexed Bonds, 0.125%, 01/15/22 to 07/15/22		1,305,595	1,415,503
U.S. Treasury Inflation Indexed Bonds, 0.625%, 07/15/21		7,035,962	7,971,528
U.S. Treasury Inflation Indexed Bonds, 0.750%, 02/15/42		5,899,180	6,610,308
U.S. Treasury Inflation Indexed Bonds, 1.125%, 01/15/21		11,556,710	13,510,522
U.S. Treasury Inflation Indexed Bonds, 2.125%, 02/15/40[9,10]		17,544,615	26,281,289
U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28		2,273,520	3,615,963
U.S. Treasury Inflation Protected Securities, 1.750%, 01/15/28		658,218	852,804
U.S. Treasury Inflation Protected Securities, 2.000%, 01/15/26		8,800,268	11,540,038
U.S. Treasury Inflation Protected Securities, 2.375%, 01/15/25 to 01/15/27		17,844,859	24,513,506
U.S. Treasury Inflation Protected Securities, 2.500%, 01/15/29		3,639,496	5,226,374
U.S. Treasury Inflation Protected Securities, 3.875%, 04/15/29		1,957,214	3,267,171
U.S. Treasury Notes, 0.500%, 07/31/17		33,900,000	33,743,755
U.S. Treasury Notes, 0.750%, 06/30/17[9]		39,600,000	39,912,484
U.S. Treasury Notes, 0.875%, 07/31/19		5,500,000	5,459,608
U.S. Treasury Notes, 1.000%, 06/30/19		200,000	200,422
U.S. Treasury Notes, 1.125%, 05/31/19		7,300,000	7,383,264
U.S. Treasury Notes, 1.250%, 04/30/19		9,400,000	9,595,341
U.S. Treasury Notes, 3.375%, 11/15/19		600,000	700,031
Total U.S. Government Obligations			281,636,941
Total U.S. Government and Agency Obligations (cost $1,189,094,257)			1,213,312,672
Short-Term Investments - 24.8%
Certificates of Deposit - 0.1%
Itau Unibanco SA, 1.451%, 11/05/12[7]		1,100,000	1,095,776
Commercial Paper - 0.1%
British Telecom PLC, 0.699%, 10/29/12[7]		1,000,000	998,280
Italy Treasury Bills - 0.4%
Italy Treasury Bills, 2.044%, 01/31/13[7]	EUR	4,700,000	5,722,736
Japan Treasury Bills - 4.9%
Japan Treasury Bills, Series 281, 0.109%, 08/20/12[7]	JPY	560,000,000	7,167,635
Japan Treasury Bills, Series 288, 0.104%, 09/18/12[7]	JPY	10,000,000	127,985
Japan Treasury Bills, Series 290, 0.107%, 09/24/12[7]	JPY	2,130,000,000	27,260,319
Japan Treasury Bills, Series 291, 0.098%, 10/01/12[7]	JPY	580,000,000	7,422,864
Japan Treasury Bills, Series 292, 0.104%, 10/09/12[7]	JPY	510,000,000	6,526,864
Japan Treasury Bills, Series 296, 0.103%, 10/22/12[7]	JPY	410,000,000	5,246,814
Japan Treasury Bills, Series 298, 0.102%, 10/29/12[7]	JPY	1,150,000,000	14,716,423
Total Japan Treasury Bills			68,468,904

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value
Mexico Treasury Bills - 7.4%
Mexico Treasury Bills, 4.467%, 09/20/12[7]	MXN	1,345,800,000	$10,058,005
Mexico Treasury Bills, 4.484%, 10/18/12[7]	MXN	8,697,000,000	64,767,259
Mexico Treasury Bills, 4.588%, 10/25/12[7]	MXN	975,000,000	7,256,138
Mexico Treasury Bills, 4.480%, 11/01/12[7]	MXN	1,522,000,000	11,314,771
Mexico Treasury Bills, 4.541%, 11/15/12[7]	MXN	1,195,700,000	8,873,634
Total Mexico Treasury Bills			102,269,807
Repurchase Agreements - 9.8%
Citigroup Global Markets, Inc., dated 7/31/12, due 8/01/12, 0.20%, total to be received $71,200,396, (collateralized by $72,638,130 U.S. Treasury Notes, 2.375%, 9/30/14)		71,200,000	71,200,000
Citigroup Global Markets, Inc., dated 7/31/12, due 8/02/12, 0.21%, total to be received $64,800,756, (collateralized by $66,136,308 U.S. Treasury Notes, 0.25%, 3/31/14)		64,800,000	64,800,000
Total Repurchase Agreements			136,000,000

	Shares
Other Investment Companies - 2.1%[11]
BNY Mellon Overnight Government Fund, 0.16%[12]		26,382,461	26,382,461
Dreyfus Cash Management Fund, Institutional Class Shares, 0.09%		2,573,920	2,573,920
Total Other Investment Companies			28,956,381
Total Short-Term Investments (cost $343,255,378)			343,511,884
Total Investments - 150.8% (cost $2,029,861,582)			2,089,363,070
Other Assets, less Liabilities - (50.8)%			(703,888,527)
Net Assets - 100.0%			$1,385,474,543

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $2,031,573,633 for Federal income tax purposes at July 31, 2012, the aggregate gross unrealized appreciation and depreciation were $71,394,672 and $13,605,235, respectively, resulting in net unrealized appreciation of investments of $57,789,437.

*	Non-income-producing security.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2012, the value of these securities amounted to $80,235,719, or 5.8% of net assets.

[1]	Floating Rate Security. The rate listed is as of July 31, 2012. Date in parentheses represents the security’s next coupon rate reset.

[2]	Some or all of these securities, amounting to a market value of $25,667,594, or 1.9% of net assets, were out on loan to various brokers.

[3]

Illiquid Security. A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. At July 31, 2012, the value of these securities amounted to $6,044,161, or 0.4% of net assets.

[4]	Variable Rate Security. The rate listed is as of July 31, 2012, and is periodically reset subject to terms and conditions set forth in the debenture.

[5]	Perpetuity Bond. The date shown is the final call date.

[6]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.

[7]	Represents yield to maturity at July 31, 2012.

[8]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies amounted to $4,260,182, or 0.3% of net assets.

[9]	Some or all of this security is held as collateral for futures contracts, amounting to a market value of $426,709, or less than 1.0% of net assets.

[10]	Collateral segregated with brokers for swap contracts, amounting to a market value of $2,823,812, or 0.2% of net assets.

[11]	Yield shown represents the July 31, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[12]	Collateral received from brokers for securities lending was invested in this short-term investment.

Investments Definitions and Abbreviations:

AGM:	Assured Guaranty Municipal Corp.
EMTN:	European Medium-Term Note
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Corp.
GMTN:	Global Medium-Term Note
GNMA:	Government National Mortgage Association
MTN:	Medium-Term Note
NATL-RE:	National Public Finance Guarantee Corp.
TBA:	To Be Announced

Currency abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. dollar (USD):

BRL:	Brazilian Real
CAD:	Canadian Dollar
EUR:	Euro
GBP:	British Pound
JPY:	Japanese Yen
MXN:	Mexican Peso

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

Notes to Schedule of Portfolio Investments (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 - inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs) Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. Transfers between different levels in the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. As of July 31, 2012, the Fund had no transfers between levels from the beginning of the reporting period. The following tables summarize the inputs used to value the Fund’s net assets by the above fair value hierarchy levels as of July 31, 2012:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments in Securities
Asset-Backed Securities	—	$23,305,192	—	$23,305,192
Bank Loan Obligations	—	1,146,500	—	1,146,500
Corporate Bonds and Notes†	—	317,074,508	—	317,074,508
Foreign Government and Agency Obligations	—	60,668,056	—	60,668,056
Mortgage-Backed Securities	—	62,270,091	—	62,270,091
Municipal Bonds	—	56,975,147	—	56,975,147
Municipal Closed-End Bond Funds	$6,831,113	—	—	6,831,113
Preferred Stocks	—	4,267,907	—	4,267,907
U.S. Government and Agency Obligations†	—	1,213,312,672	—	1,213,312,672
Short-Term Investments
Certificates of Deposit	—	1,095,776	—	1,095,776
Commercial Paper	—	998,280	—	998,280
Italy Treasury Bills	—	5,722,736	—	5,722,736
Japan Treasury Bills	—	68,468,904	—	68,468,904
Mexico Treasury Bills	—	102,269,807	—	102,269,807
Repurchase Agreements	—	136,000,000	—	136,000,000
Other Investment Companies	28,956,381	—	—	28,956,381

Total Investments in Securities	$35,787,494	$2,053,575,576	—	$2,089,363,070

TBA Sale Commitments	—	$(1,076,563)	—	$(1,076,563)

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Financial Derivative Instruments-Assets††
Credit Contracts	—	$2,326,263	—	$2,326,263
Foreign Exchange Contracts	—	997,466	—	997,466
Interest Rate Contracts	$358,357	3,757,675	—	4,116,032

	358,357	7,081,404	—	7,439,761

Financial Derivative Instruments-Liabilities††
Credit Contracts	—	$(425,328)	—	$(425,328)
Foreign Exchange Contracts	—	(2,123,348)	—	(2,123,348)
Interest Rate Contracts	(29,072)	(1,962,100)	—	(1,962,100)

	(29,072)	(4,510,776)	—	(4,510,776)

Total Financial Derivative Instruments	$329,285	$2,570,628	—	$2,899,913

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.
††	Derivative instruments, such as futures, options, forwards and swap contracts, are not reflected in the Schedule of Portfolio Investments. Futures, forwards and swap contracts are valued at the unrealized appreciation/depreciation of the instrument and options are shown at value.

Securities Transacted on a When Issued Basis

The Fund entered into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities. Each contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at July 31, 2012 were as follows:

Principal Amount	Security	Current Liability
$1,000,000	FNMA, 4.500%, 08/01/18	$1,076,563

Futures Contracts

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded.

At July 31, 2012, the Fund had the following futures contracts:

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
90-Day Eurodollar	571	Long	03/16/15 to 09/14/15	$358,357
Euro-Bund 10-Year	7	Short	09/06/12	(29,072)

			Total	$329,285

Notes to Schedule of Portfolio Investments (continued)

Interest Rate Caps and Floors, Swap Contracts and Options

The Fund entered into over-the-counter transactions involving interest rate caps and floors, swap contracts, or purchased and written (sold) options to enter into such contracts, in order to manage its exposure to credit, currency, equity, interest rate and inflation risk.

In interest rate caps and floor agreements, one party agrees to make payments only when interest rates exceed a specified rate or “cap” or fall below a specified rate or “floor,” usually in return for payment of a fee by the other party. Interest rate caps and floors entitle the purchaser, to the extent that a specified index exceeds or falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate caps or floors.

Swap contracts represent an agreement between counterparties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps ordinarily do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counterparty which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counterparty to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counterparties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed to the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, the Fund pays a premium to the counterparty in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counterparty only on the date specified in each contract. The Fund also sold credit protection through credit default swaps. Under the terms of the swaps, the seller of the credit protection receives a periodic payment amount (premium) from the buyer that is a fixed percentage amount applied to a notional principal amount. In return, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

At July 31, 2012, the Fund had the following swap contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Counterparty	Maturity	Currency	Notional Amount	Net Premiums Paid/ (Received)	Unrealized Gain/(Loss)
	Interest Rate Swaps
Pay	1-Year-OIS-USD-FEDERAL FUNDS RATE	2.75%	BRC	06/20/42	USD	6,700,000	$183,337	$(743,876)
Pay	1-Year-OIS-USD-FEDERAL FUNDS RATE	2.75%	MSC	06/20/42	USD	10,100,000	126,250	(1,121,365)
Pay	28-Day MXN TIIE	5.50%	BRC	09/13/17	MXN	33,000,000	(21,811)	71,818
Pay	28-Day MXN TIIE	5.50%	MSC	09/13/17	MXN	11,000,000	(6,670)	23,339
Pay	28-Day MXN TIIE	5.60%	BRC	09/06/16	MXN	61,600,000	24,233	94,874
Pay	28-Day MXN TIIE	6.35%	MSC	06/02/21	MXN	4,000,000	849	17,995
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE	1.50%	BOA	03/18/16	USD	24,100,000	(729)	158,822

						Totals	$305,459	$(1,498,393)

Notes to Schedule of Portfolio Investments (continued)

Pay/Receive Floating Rate	Reference Entity	Fixed Rate	Counterparty	Maturity	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)
	Credit Default Swaps-Buy Protection
Receive	CDX.HY.17 5-Year Index	5.00%	BNP	12/20/16	USD	$1,176,000	$36,857	$(16,125)
Receive	CDX.HY.17 5-Year Index	5.00%	CITI	12/20/16	USD	1,862,000	30,258	(13,239)
Receive	CDX.HY.17 5-Year Index	5.00%	CS	12/20/16	USD	2,420,000	71,088	(31,103)
Receive	CDX.HY.17 5-Year Index	5.00%	MSC	12/20/16	USD	686,000	13,720	(6,003)
Receive	CDX.HY.18 5-Year Index	5.00%	BNP	06/20/17	USD	3,850,000	162,781	(50,826)
Receive	CDX.HY.18 5-Year Index	5.00%	BOA	06/20/17	USD	1,000,000	31,250	(9,757)
Receive	CDX.HY.18 5-Year Index	5.00%	CS	06/20/17	USD	2,600,000	93,125	(29,077)
Receive	CDX.HY.18 5-Year Index	5.00%	DUB	06/20/17	USD	707,500	17,835	(5,569)
Receive	CDX.HY.18 5-Year Index	5.00%	MSC	06/20/17	USD	1,000,000	41,750	(13,036)

						Totals	$498,664	$(174,735)

Pay/Receive Floating Rate	Reference Entity	Fixed Rate	Counterparty	Maturity	Rating††	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)
	Credit Default Swaps-Sell Protection †
Pay	Australia Government	1.00%	MSC	09/20/12	AAA	USD	$1,600,000	$20,639	$7,993
Pay	Brazil Federative Republic Bond	1.00%	BRC	12/20/12	BBB	USD	6,700,000	3,630	21,275
Pay	CDX.EM.12 Index	5.00%	DUB	12/20/14	N/A	USD	1,000,000	47,306	28,045
Pay	CDX.EM.13 Index	5.00%	BRC	06/20/15	N/A	USD	2,700,000	122,928	112,620
Pay	CDX.EM.13 Index	5.00%	CS	06/20/15	N/A	USD	1,000,000	65,961	21,418
Pay	CDX.EM.13 Index	5.00%	DUB	06/20/15	N/A	USD	5,800,000	413,018	93,781
Pay	CDX.EM.13 Index	5.00%	JPM	06/20/15	N/A	USD	4,600,000	314,370	87,573
Pay	CDX.EM.14 Index	5.00%	BRC	12/20/15	N/A	USD	300,000	15,450	13,399
Pay	China Government	1.00%	CITI	06/20/16	AA-	USD	1,900,000	15,764	2,896
Pay	China Government	1.00%	DUB	06/20/16	AA-	USD	500,000	3,693	1,217
Pay	China Government	1.00%	DUB	09/20/16	AA-	USD	400,000	1,744	1,521
Pay	China Government	1.00%	GS	09/20/16	AA-	USD	100,000	432	384
Pay	China Government	1.00%	JPM	09/20/16	AA-	USD	500,000	2,112	1,970
Pay	China Government	1.00%	JPM	09/20/16	AA-	USD	300,000	1,170	1,247
Pay	China Government	1.00%	JRC	06/20/16	AA-	USD	800,000	6,652	1,205
Pay	China Government	1.00%	MSC	09/20/16	AA-	USD	100,000	432	416
Pay	China Government	1.00%	RBS	06/20/15	AA-	USD	1,900,000	17,920	10,126

Notes to Schedule of Portfolio Investments (continued)

Pay/Receive Floating Rate	Reference Entity	Fixed Rate	Counterparty	Maturity	Rating††	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)
Pay	China Government	1.00%	RBS	06/20/16	AA-	USD	$700,000	$5,690	$1,185
Pay	Japan Government	1.00%	JPM	03/20/16	AA-	USD	1,000,000	6,165	8,677
Pay	Republic of Korea	1.00%	DUB	06/20/16	A	USD	700,000	310	4,221
Pay	United Kingdom Gilt	1.00%	CITI	12/20/16	AAA	USD	6,500,000	21,658	149,516
Pay	United Kingdom Gilt	1.00%	DUB	03/20/16	AAA	USD	400,000	5,483	5,302
Pay	United Kingdom Gilt	1.00%	GS	12/20/16	AAA	USD	4,300,000	10,736	102,502
Pay	United Kingdom Gilt	1.00%	JPM	03/20/15	AAA	USD	400,000	879	8,617
Pay	United Kingdom Gilt	1.00%	JPM	03/20/15	AAA	USD	300,000	733	6,389
Pay	United Kingdom Gilt	1.00%	JPM	06/20/15	AAA	USD	3,900,000	25,107	73,423
Pay	United Kingdom Gilt	1.00%	JPM	12/20/15	AAA	USD	1,000,000	15,176	11,711
Pay	United Kingdom Gilt	1.00%	MSC	06/20/16	AAA	USD	1,800,000	24,095	24,678
Pay	United Kingdom Gilt	1.00%	UBS	06/20/16	AAA	USD	900,000	12,047	12,339
Receive	Arcelormittal	1.00%	CS	06/20/16	BBB-	USD	500,000	(19,030)	(42,319)
Receive	Berkshire Hathaway Finance	1.00%	BRC	06/20/17	AA+	USD	1,200,000	(30,031)	18,382
Receive	Berkshire Hathaway Finance	1.00%	CS	06/20/17	AA+	USD	900,000	(21,722)	12,985
Receive	Brazil Federative Republic Bond	1.00%	CITI	06/20/16	BBB	USD	7,300,000	(16,664)	2,656
Receive	Brazil Federative Republic Bond	1.00%	CS	06/20/15	BBB	USD	2,200,000	(31,470)	41,026
Receive	Brazil Federative Republic Bond	1.00%	DUB	06/20/16	BBB	USD	1,400,000	(3,597)	911
Receive	Brazil Federative Republic Bond	1.00%	JPM	09/20/15	BBB	USD	1,400,000	(9,763)	14,550
Receive	Brazil Federative Republic Bond	1.00%	JPM	09/20/16	BBB	USD	500,000	(2,451)	610
Receive	Brazil Federative Republic Bond	1.00%	MSC	08/20/16	BBB	USD	3,500,000	—	147,935
Receive	Brazil Federative Republic Bond	1.00%	MSC	01/20/17	BBB	USD	3,000,000	—	42,654
Receive	Brazil Federative Republic Bond	1.00%	UBS	09/20/15	BBB	USD	1,000,000	(5,911)	9,330
Receive	CDX.HY.18 10-Year Index	1.00%	CITI	06/20/22	N/A	USD	1,800,000	(137,623)	2,122
Receive	CDX.HY.18 5-Year Index	1.00%	MSC	06/20/17	N/A	USD	1,800,000	(57,767)	1,113
Receive	China Government	1.00%	CITI	09/20/17	AA-	USD	200,000	(2,700)	1,822
Receive	China Government	1.00%	MSC	06/20/16	AA-	USD	10,300,000	(260,370)	361,524
Receive	China Government	1.00%	MSC	09/20/17	AA-	USD	200,000	(2,891)	2,013
Receive	Export-Import Bank of A.S.	1.00%	DUB	06/20/17	AA-	USD	300,000	(12,332)	4,009
Receive	French Republic Government	0.25%	BRC	09/20/16	AA+	USD	200,000	(9,934)	1,733
Receive	French Republic Government	0.25%	GS	06/20/16	AA+	USD	3,000,000	(59,076)	(48,944)

Notes to Schedule of Portfolio Investments (continued)

Pay/Receive Floating Rate	Reference Entity	Fixed Rate	Counterparty	Maturity	Rating††	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)
Receive	French Republic Government	0.25%	RBS	12/20/15	AA+	USD	$1,000,000	$(12,991)	$(12,879)
Receive	French Republic Government	0.25%	RBS	03/20/16	AA+	USD	1,000,000	(23,784)	(7,166)
Receive	French Republic Government	0.25%	UBS	09/20/16	AA+	USD	1,000,000	(40,128)	(876)
Receive	General Electric Capital Corp.	1.00%	DUB	03/20/16	AA+	USD	300,000	(11,198)	8,925
Receive	General Electric Capital Corp.	1.00%	MSC	06/20/16	AA+	USD	700,000	(2,021)	(4,680)
Receive	Japan Government	1.00%	DUB	03/20/17	AA-	USD	4,100,000	(27,034)	65,782
Receive	Japan Government	1.00%	MSC	03/20/17	AA-	USD	4,000,000	(24,626)	62,429
Receive	MetLife, Inc.	1.00%	JPM	03/20/16	A-	USD	6,400,000	(108,108)	(133,729)
Receive	Mexico Government	1.00%	BRC	03/20/15	BBB	USD	700,000	(8,094)	15,502
Receive	Mexico Government	1.00%	CITI	06/20/16	BBB	USD	9,800,000	(1,984)	57,043
Receive	Mexico Government	1.00%	CS	06/20/17	BBB	USD	300,000	(2,741)	1,881
Receive	Mexico Government	1.00%	DUB	03/20/15	BBB	USD	1,100,000	(12,979)	24,621
Receive	Mexico Government	1.00%	DUB	03/20/16	BBB	USD	2,400,000	(12,616)	29,199
Receive	Mexico Government	1.00%	GS	06/20/16	BBB	USD	8,400,000	(233,161)	280,354
Receive	Mexico Government	1.00%	GS	06/20/17	BBB	USD	500,000	(4,784)	3,350
Receive	Mexico Government	1.00%	JPM	09/20/17	BBB	USD	4,100,000	(56,122)	34,659
Receive	Mexico Government	1.00%	MSC	09/20/16	BBB	USD	600,000	(2,238)	4,823
Receive	Mexico Government	1.00%	UBS	09/20/15	BBB	USD	1,000,000	(8,837)	18,415
Receive	Republic of Indonesia	1.00%	MSC	09/20/16	BB+	USD	2,700,000	(171,379)	143,623
Receive	Republic of Indonesia	1.00%	MSC	06/20/21	BB+	USD	1,000,000	(142,500)	53,777
Receive	Republic of Indonesia	1.00%	UBS	09/20/16	BB+	USD	300,000	(3,813)	729
Receive	U.S. Treasury Notes	0.25%	UBS	09/20/15	AA+	EUR	5,000,000	(44,401)	40,130

							Totals	$(457,571)	$2,075,670

†	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, or (b) pay a net settlement in the form of cash or securities equal to the notional amount of the swap less the recovery of the referenced obligation.
††	The period end reference entity ratings are included in the equivalent S&P “unaudited” rating category. The reference entity rating represents the likelihood of a potential credit event on the reference entity which would result in a related payment by the Fund.

Notes to Schedule of Portfolio Investments (continued)

At July 31, 2012, the Fund had the following written put and call options, swaptions and inflation floors:

Pay/ Receive Floating Rate	Description	Counterparty	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Premium	Unrealized Gain/(Loss)
	Interest Rate Swaptions
Receive	1-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	1.75%	11/19/12	$22,800,000	$86,070	$85,703
Receive	2-Year Interest Rate Swap (Put)	CITI	3-Month USD-LIBOR	0.92%	11/14/12	4,900,000	22,050	21,177
Receive	2-Year Interest Rate Swap (Put)	MSC	3-Month USD-LIBOR	0.92%	11/14/12	34,300,000	95,121	89,009
Receive	2-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	1.20%	07/11/13	13,400,000	94,574	82,680
Receive	2-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	2.25%	09/24/12	74,000,000	577,731	577,723
Receive	3-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	1.00%	08/13/12	4,900,000	50,348	50,347
Receive	5-Year Interest Rate Swap (Call)	CS	3-Month USD-LIBOR	1.40%	03/18/13	2,700,000	25,110	(39,113)
Receive	5-Year Interest Rate Swap (Call)	MSC	3-Month USD-LIBOR	1.40%	03/18/13	4,000,000	37,400	(57,746)
Receive	5-Year Interest Rate Swap (Put)	CS	3-Month USD-LIBOR	1.35%	08/13/12	7,200,000	15,300	15,299
Receive	5-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	1.35%	08/13/12	11,200,000	45,780	45,779
Receive	5-Year Interest Rate Swap (Put)	CS	3-Month USD-LIBOR	1.40%	03/18/13	2,700,000	52,110	42,119
Receive	5-Year Interest Rate Swap (Put)	MSC	3-Month USD-LIBOR	1.40%	03/18/13	4,000,000	77,600	62,799
Receive	5-Year Interest Rate Swap (Put)	CITI	3-Month USD-LIBOR	1.55%	08/13/12	5,400,000	37,260	37,259
Receive	5-Year Interest Rate Swap (Put)	CS	3-Month USD-LIBOR	1.55%	08/13/12	6,700,000	36,012	36,011
Receive	5-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	1.55%	08/13/12	67,400,000	461,612	461,605
Receive	5-Year Interest Rate Swap (Put)	MSC	3-Month USD-LIBOR	1.55%	08/13/12	6,900,000	30,878	30,877
Receive	5-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	1.55%	08/13/12	17,500,000	81,517	81,515
Receive	5-Year Interest Rate Swap (Put)	CITI	3-Month USD-LIBOR	1.70%	08/13/12	44,300,000	567,782	567,778
Receive	5-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	1.70%	08/13/12	32,000,000	376,637	376,634
Receive	5-Year Interest Rate Swap (Put)	GS	3-Month USD-LIBOR	1.70%	08/13/12	2,800,000	35,630	35,630
Receive	5-Year Interest Rate Swap (Put)	JPM	3-Month USD-LIBOR	1.70%	08/13/12	24,600,000	148,215	148,213
Receive	5-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	1.70%	08/13/12	23,000,000	319,120	319,118
Receive	5-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	1.75%	05/30/13	18,200,000	134,185	73,463
Receive	5-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	2.00%	03/18/13	6,800,000	63,854	55,713

						Totals	$3,471,896	$3,199,592

Description	Counterparty	Strike Index	Expiration Date	Notional Amount	Premium	Unrealized Gain/(Loss)
Inflation Floor Options
Inflation Floor - OTC CPURNSA Index	DUB	$216	03/10/20	$11,400,000	$85,500	$60,624

Notes to Schedule of Portfolio Investments (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
Options on Exchange-Traded Futures
10-Year U.S. Treasury Notes Futures (Call)	$136	08/24/12	191	$37,154	$1,342
10-Year U.S. Treasury Notes Futures (Put)	$131	08/24/12	122	32,790	28,978
10-Year U.S. Treasury Notes Futures (Put)	$133	08/24/12	69	16,370	3,432

			Totals	$86,314	$33,752

Transactions in written put and call options and swaptions for the fiscal period ended July 31, 2012, were as follows:

		Number of Contracts	Notional Amount	Amount of Premiums
Options and swaptions outstanding at October 31, 2011		137	$566,700,000	$4,638,296
Options and swaptions written		382	281,800,000	(1,767,998)
Options and swaptions exercised/expired/closed		(137)	(395,400,000)	773,412

Options and swaptions outstanding at July 31, 2012	Totals	382	$453,100,000	$3,643,710

Forward Foreign Currency Contracts

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

At July 31, 2012, the Fund had the following forward foreign currency contracts (in U.S. Dollars):

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/(Loss)
Brazilian Real	Long	08/02/12	UBS	$921,123	$939,321	$(18,198)
Euro	Long	09/14/12	CITI	4,093,341	4,088,088	5,253
Euro	Long	09/14/12	CS	430,878	441,261	(10,383)
Euro	Long	09/14/12	DUB	309,001	306,191	2,810
Euro	Long	09/14/12	JPM	1,846,620	1,845,836	784
Mexican Peso	Long	12/03/12	CS	8,159	8,190	(31)
Mexican Peso	Long	08/15/12	JPM	1,909,620	1,884,501	25,119
Mexican Peso	Long	08/15/12 to 12/03/12	UBS	93,940	92,484	1,456
Brazilian Real	Short	08/02/12	BRC	965,408	921,123	44,285
Brazilian Real	Short	10/02/12	UBS	930,248	910,479	19,769
British Pound	Short	09/12/12	BRC	6,622,053	6,669,443	(47,390)
Canadian Dollar	Short	09/20/12	UBS	35,703,515	36,554,880	(851,365)
Euro	Short	09/14/12	CITI	30,276,480	29,874,616	401,864
Euro	Short	09/14/12	UBS	14,883	14,773	110
Euro	Short	01/31/13	UBS	5,770,049	5,798,027	(27,978)

Notes to Schedule of Portfolio Investments (continued)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/(Loss)
Japanese Yen	Short	08/20/12 to 09/18/12	BRC	$7,270,798	$7,376,036	$(105,238)
Japanese Yen	Short	10/29/12	CITI	5,228,026	5,228,528	(502)
Japanese Yen	Short	09/24/12	CS	7,561,262	7,684,671	(123,409)
Japanese Yen	Short	10/29/12	CS	5,228,601	5,228,400	201
Japanese Yen	Short	09/10/12	GS	1,583,168	1,624,477	(41,309)
Japanese Yen	Short	09/10/12	JPM	2,289,931	2,349,925	(59,994)
Japanese Yen	Short	10/22/12	RBS	5,220,223	5,253,041	(32,818)
Japanese Yen	Short	09/24/12 to 10/09/12	UBS	33,045,446	33,558,210	(512,764)
Japanese Yen	Short	10/29/12	UBS	4,279,811	4,278,539	1,272
Mexican Peso	Short	08/15/12	BRC	496,666	516,519	(19,853)
Mexican Peso	Short	10/18/12	CITI	22,532,062	22,575,094	(43,032)
Mexican Peso	Short	10/18/12	CS	7,760,802	7,692,363	68,439
Mexican Peso	Short	11/15/12	DUB	5,709,186	5,718,129	(8,943)
Mexican Peso	Short	09/20/12 to 11/15/12	HSBC	18,550,265	18,641,223	(90,958)
Mexican Peso	Short	09/20/12 to 11/01/12	HSBC	9,039,876	9,027,774	12,102
Mexican Peso	Short	08/15/12 to 10/18/12	JPM	32,561,124	32,153,967	407,157
Mexican Peso	Short	12/03/12	JPM	1,864,812	1,888,943	(24,131)
Mexican Peso	Short	08/15/12	MSC	400,000	413,756	(13,756)
Mexican Peso	Short	08/15/12 to 12/03/12	UBS	1,407,278	1,498,574	(91,296)
Mexican Peso	Short	11/01/12	UBS	5,613,983	5,607,138	6,845

			Totals	$267,538,638	$268,664,520	$(1,125,882)

Notes to Schedule of Portfolio Investments (continued)

Counterparty Abbreviations:

BNP:	BNP Paribas Bank
BOA:	Bank of America
BRC:	Barclays Bank PLC
CITI:	Citigroup, Inc.
CS:	Credit Suisse
DUB:	Deutsche Bank AG
GS:	Goldman Sachs & Co.
HSBC:	HSBC Bank
JPM:	JPMorgan Chase & Co.
JRC:	Johnson Rice & Co.
MSC:	Morgan Stanley
RBS:	Royal Bank of Scotland Group PLC
UBS:	UBS Warburg LLC

Currency Abbreviations:

EUR:	Euro
MXN:	Mexican Peso
USD:	U.S. Dollar

Investment Abbreviations and Definitions:

CDX.EM:	Credit Derivatives Index Emerging Markets
CDX.HY:	Credit Derivatives Index High Yield
CPURNSA:	Consumer Price All Urban Non-Seasonally Adjusted Index
FNMA:	Federal National Mortgage Association
LIBOR:	London Interbank Offered Rate
N/A:	No composite rating is available for this index.
OIS:	Overnight Index Swap
OTC:	Over-the-counter
TIIE:	Interbank Equilibrium Interest rate

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: September 27, 2012

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: September 27, 2012